Document and Entity Information (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended
Sep. 30, 2012
Document and Entity Information [Abstract]
Document period end date	Sep 30, 2012
Amendment flag	false
Entity registrant name	FRESENIUS MEDICAL CARE AG & Co. KGaA
Entity current reporting status	Yes
Entity voluntary filers	Yes
Entity central index key	0001333141
Document type	6-K
Current fiscal year end date	--12-31
Entity filer category	Large Accelerated Filer
Entity well known seasoned issuer	Yes
Entity common stock shares outstanding	298,964,667
Entity public float	$ 192,361,641
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	Q2

Consolidated Statements of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011
Net revenue:
Dialysis Care Revenue	$ 2,674,893	$ 2,425,092	$ 7,894,374	$ 7,071,971
Valuation Allowances and Reserves, Adjustments	69,503	58,025	206,665	166,991
Net Dialysis care revenue	2,605,390	2,367,067	7,687,709	6,904,980
Dialysis Products Revenue	812,548	816,999	2,406,957	2,400,560
Net revenue	3,417,938	3,184,066	10,094,666	9,305,540
Costs of revenue:
Dialysis Care Cost of Revenue	1,917,303	1,746,242	5,662,376	5,128,039
Dialysis Products Cost of Revenue	388,324	377,550	1,123,596	1,140,334
Cost of revenues	2,305,627	2,123,792	6,785,972	6,268,373
Gross profit	1,112,311	1,060,274	3,308,694	3,037,167
Operating expenses:
Selling, general and administrative	522,177	504,868	1,614,625	1,490,663
Research and development	27,867	27,612	83,327	80,544
Income from equity method investees	(5,317)	(5,940)	(14,672)	(22,402)
Gain on the sale of dialysis clinics	58		34,019
Operating income	567,642	533,734	1,659,433	1,488,362
Other (income) expense:
Interest income	(7,210)	(16,882)	(40,012)	(42,882)
Interest expense	115,175	84,955	351,052	257,124
Investment gain	0		139,600
Income before income taxes	459,677	465,661	1,487,993	1,274,120
Income tax expense	153,036	162,797	462,354	436,057
Net Income	306,641	302,864	1,025,639	838,063
Less: Net income attributable to noncontrolling interests	36,779	23,609	95,942	77,346
Net Income attributable to the Company	$ 269,862	$ 279,255	$ 929,697	$ 760,717
Basic income per Ordinary share	$ 0.88	$ 0.92	$ 3.05	$ 2.51
Fully diluted income per Ordinary share	$ 0.88	$ 0.92	$ 3.03	$ 2.5

Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011
Consolidated Statements of Comprehensive Income
Net Income	$ 306,641	$ 302,864	$ 1,025,639	$ 838,063
(Loss) gain related to cash flow hedges	6,651	(91,450)	14,893	(89,321)
Actuarial gains (losses) on defined benefit pension plans	4,794	2,111	13,537	5,676
(Loss) gain related to foreign currency translation	80,407	(273,089)	32,791	(106,731)
Income tax (expense) benefit related to components of other comprehensive income	(4,576)	37,302	(28,534)	28,455
Other comprehensive income (loss), net of tax	87,276	(325,126)	32,687	(161,921)
Total comprehensive income	393,917	(22,262)	1,058,326	676,142
Comprehensive income attributable to Noncontrolling interests	37,934	21,787	97,183	76,549
Comprehensive income attributable to the Company	$ 355,983	$ (44,049)	$ 961,143	$ 599,593

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 619,051	$ 457,292
Trade accounts receivable less allowance for doubtful accounts of $312,041 in 2012 and $299,751 in 2011	2,955,299	2,798,318
Accounts receivable from related parties	138,085	111,008
Inventories	1,026,114	967,496
Prepaid expenses and other current assets	936,304	1,035,366
Deferred tax asset, current	268,927	325,539
Total current assets	5,943,780	5,695,019
Property, plant and equipment, net	2,872,588	2,629,701
Intangible assets	719,098	686,652
Goodwill	11,318,784	9,186,650
Deferred tax asset, non-current	92,062	88,159
Equity Method Investments	623,078	692,025
Other assets	290,943	554,644
Total assets	21,860,333	19,532,850
Current liabilities:
Accounts payable	514,194	541,423
Accounts payable to related parties	126,752	111,226
Accrued expenses and other current liabilities	1,809,099	1,704,273
Short-term borrowings and other financial liabilities	114,477	98,801
Short-term borrowings from related parties	94,611	28,013
Current portion of long-term debt and capital lease obligations	498,694	1,589,776
Income tax payable, current	159,509	162,354
Deferred tax liability, current	34,278	26,745
Total current liabilities	3,351,614	4,262,611
Total long-term debt less current maturities	7,733,666	5,494,810
Other liabilities	267,596	236,628
Pension liabilities	296,997	290,493
Income tax payable, non-current	153,386	189,000
Deferred tax liability, non-current	617,454	587,800
Total liabilities	12,420,713	11,061,342
Noncontrolling interests subject to put provisions	546,266	410,491
Company shareholders' equity:
Preferred stock, no par value, 1.00 Euro nominal value, 7,066,522 shares authorized, 3,972,733 issued and outstanding	4,461	4,452
Common stock, no par value, 1.00 Euro nominal value, 385,396,450 shares authorized, 302,140,552 issued and outstanding	374,138	371,649
Additional paid-in capital	3,404,839	3,362,633
Retained earnings	5,306,549	4,648,585
Accumulated other comprehensive (loss)	(454,321)	(485,767)
Total Company shareholders' equity	8,635,666	7,901,552
Noncontrolling interests not subject to put provisions	257,688	159,465
Total equity	8,893,354	8,061,017
Total liabilities and equity	$ 21,860,333	$ 19,532,850

Consolidated Balance Sheets (Parentheticals) In Thousands, except Share data, unless otherwise specified	Sep. 30, 2012 USD ($)	Sep. 30, 2012 EUR (€)	Dec. 31, 2011 USD ($)
Consolidated Balance Sheets
Trade accounts receivable allowance for doubtful accounts	$ 316,384		$ 299,751
Preference shares, no par value (in Euros)		€ 1
Preferred stock authorized	7,066,522	7,066,522
Preferred stock issued	3,966,522	3,966,522
Preferred stock outstanding	3,966,522	3,966,522
Common stock no par value (in Euros)		€ 1
Common stock authorized	385,396,450	385,396,450
Common stock issued	300,254,024	300,254,024
Common stock outstanding	300,254,024	300,254,024

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Operating Activities:
Net Income	$ 1,025,639	$ 838,063
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	446,463	413,695
Change in deferred taxes, net	71,388	29,721
(Gain) loss on sale of investments	(34,035)	(176)
(Gain) loss on sale of fixed assets	2,213	(1,093)
Stock Option Compensation Expense	19,685	21,667
Cash outflow from hedging	(13,903)	(58,718)
Investment gain	139,600
Dividend income from equity method investees	39,755
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net	(2,890)	(227,190)
Inventories, net	(43,214)	(105,445)
Prepaid expenses, other current and non-current assets	130,052	(65,597)
Accounts receivable, related parties	(26,281)	(9,496)
Accounts payable, related parties	16,257	(8,482)
Accounts payable, accrued expenses and other current and non-current liabilities	59,020	96,629
Income tax payable	(83,175)	26,122
Net cash provided by (used in) operating activities	1,467,374	949,700
Investing Activities:
Purchases of property, plant and equipment	(449,962)	(396,606)
Proceeds from sale of property, plant and equipment	11,292	16,496
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets	(1,788,831)	(1,171,293)
Proceeds from divestitures	231,747
Net cash (used in) provided by investing activities	(1,995,754)	(1,551,403)
Financing Activities:
Proceeds from short-term borrowings and other financial liabilities	119,113	143,893
Repayments of short-term borrowings and other financial liabilities	(112,419)	(131,831)
Proceeds from short-term borrowings from related parties	79,207	148,383
Repayments of short-term borrowings from related parties	(13,576)	(66,246)
Proceeds from long-term debt and capital lease obligations (net of debt issuance costs and other hedging costs of $156,391 and $123,140 in 2011)	2,054,420	2,526,085
Repayments of long-term debt and capital lease obligations	(1,158,335)	(723,234)
Redemption of Trust Preferred Securities		653,760
Increase (decrease) of accounts receivable securitization program	12,500	(510,000)
Proceeds from exercise of stock options	94,539	68,560
Payment of dividends [N]	(271,733)	(280,649)
Distributions to noncontrolling interests	(131,783)	(95,094)
Contributions from noncontrolling interests	15,167	18,193
Net cash (used in) provided by financing activities	687,100	444,300
Effect of exchange rate changes on cash and cash equivalents	3,039	30,478
Cash and Cash Equivalents:
Net (decrease) in cash and cash equivalents	161,759	(126,925)
Cash and cash equivalents at beginning of period	457,292	522,870
Cash and cash equivalents at end of period	$ 619,051	$ 395,945

Consolidated Statements of Shareholders' Equity (USD $) In Thousands, except Share data, unless otherwise specified	Total	Preferred Stock, No par value [Member]	Common Stock, No par value [Member]	Additional paid in capital [Member]	Retained earnings [Member]	Accumulated other comprehensive income (loss) [Member]	Total FMC-AG and Co. KGaA [Member]	Noncontrolling interests not subject to put provisions [Member]
Shareholders equity at Dec. 31, 2010	$ 7,523,911	$ 4,440	$ 369,002	$ 3,339,781	$ 3,858,080	$ (194,045)	$ 7,377,258	$ 146,653
Shares issued at Dec. 31, 2010		3,957,168	298,279,001
Proceeds from exercise of options and related tax effects	88,546	12	2,647	85,887			88,546
Shares from exercise of options and related tax effects		8,523	1,885,921
Compensation expense related to stock options	29,071			29,071			29,071
Dividends paid	280,649				280,649		280,649	0
Purchase (sale) of noncontrolling interests	3,789			(5,873)			(5,873)	9,662
Cash contributions from noncontrolling interests	59,066							59,066
Changes in fair value of noncontrolling interests	(86,233)			(86,233)			(86,233)
Comprehensive income (loss)
Net Income	1,134,405				1,071,154		1,071,154	63,251
Other comprehensive income (loss) - net	(292,757)					(291,722)	(291,722)	(1,035)
Total comprehensive income	841,648						779,432	62,216
Shareholders equity at Dec. 31, 2011	8,061,017	4,452	371,649	3,362,633	4,648,585	(485,767)	7,901,552	159,465
Shares issued at Dec. 31, 2011		3,965,691	300,164,922
Proceeds from exercise of options and related tax effects	88,648	9	2,489	86,150			88,648
Shares from exercise of options and related tax effects		7,042	1,975,630
Compensation expense related to stock options	19,685			19,685			19,685
Dividends paid	271,733				271,733		271,733	0
Purchase (sale) of noncontrolling interests	80,998			(20,131)			(20,131)	101,129
Cash contributions from noncontrolling interests	58,472							58,472
Changes in fair value of noncontrolling interests	(43,498)			(43,498)			(43,498)
Comprehensive income (loss)
Net Income	984,017				929,697		929,697	54,320
Other comprehensive income (loss) - net	32,692					31,446	31,446	1,246
Total comprehensive income	1,016,709						961,143	55,566
Shareholders equity at Sep. 30, 2012	$ 8,893,354	$ 4,461	$ 374,138	$ 3,404,839	$ 5,306,549	$ (454,321)	$ 8,635,666	$ 257,688
Shares issued at Sep. 30, 2012		3,972,733	302,140,552

The Company, Basis of Presentation, Healthcare Reform and Summary of Significant Accounting Policies	9 Months Ended
Sep. 30, 2012
Notes to Consolidated Financial Statements [Abstract]
The Company and Basis of Presentation

1. The Company and Basis of Presentation

The Company

Fresenius Medical Care AG & Co. KGaA (“FMC-AG & Co. KGaA” or the “Company”), a German partnership limited by shares (Kommanditgesellschaft auf Aktien), is the world's largest kidney dialysis company, operating in both the field of dialysis services and the field of dialysis products for the treatment of end-stage renal disease (“ESRD”). The Company's dialysis business is vertically integrated, providing dialysis treatment at dialysis clinics it owns or operates and supplying these clinics with a broad range of products. In addition, the Company sells dialysis products to other dialysis service providers. In the United States, the Company also provides inpatient dialysis services and other services under contract to hospitals.

In these unaudited consolidated financial statements, “FMC-AG & Co. KGaA,” or the “Company,” “we,” “us” or “our” refers to the Company or the Company and its subsidiaries on a consolidated basis, as the context requires.

Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The consolidated financial statements at September 30, 2012 and for the three- and nine-months ended September 30, 2012 and 2011 contained in this report are unaudited and should be read in conjunction with the consolidated financial statements contained in the Company's 2011 Annual Report on Form 20-F, as amended. The preparation of consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Such financial statements reflect all adjustments that, in the opinion of management, are necessary for a fair presentation of the results of the periods presented. All such adjustments are of a normal recurring nature.

The accounting policies applied in the accompanying consolidated financial statements are the same as those applied in the consolidated financial statements as at and for the year ended December 31, 2011, contained in the Company's 2011 Annual Report on Form 20-F, as amended, except for the update noted below:

Certain items in the prior period's comparative consolidated financial statements have been reclassified to conform to the current period's presentation. Revenues have been restated to reflect the retrospective adoption of Accounting Standards Update 2011-07, Health Care Entities. Specifically, bad debt expense in the amount of $58,025 and $166,991 was reclassified from selling general and administrative (“SG&A”) as a reduction of revenue for the three and nine months ended September 30, 2011, respectively. In addition, freight expense in the amount of $35,540 and $106,707 was reclassified from SG&A to cost of revenue to harmonize the presentation for all business segments for the three and nine months ended September 30, 2011, respectively.

The results of operations for the three and nine months ended September 30, 2012 are not necessarily indicative of the results of operations for the year ending December 31, 2012.

Acquisition of Liberty Dialysis Holdings	9 Months Ended
Sep. 30, 2012
Notes to Consolidated Financial Statements [Abstract]
Acquisition of Liberty Dialysis Holdings [Text Block]

2. Acquisition of Liberty Dialysis Holdings

On February 28, 2012, the Company acquired 100% of the equity of Liberty Dialysis Holdings, Inc. (“LD Holdings”), the owner of Liberty Dialysis and owner of a 51% stake in Renal Advantage Partners, LLC (the “Liberty Acquisition”). The Company accounted for this transaction as a business combination, subject to finalization of the acquisition accounting which will be finalized in the near future. LD Holdings mainly provided dialysis services in the United States through the 263 clinics it owned (the “Acquired Clinics”). As the Company expressly discloses in the 2011 Form 20-F, as amended (see Item 4B, “Information on the Company – Business Overview – Our Strategy and Competitive Strengths,”) it is part of the Company's stated strategy to expand and complement its existing business through acquisitions. Generally, these acquisitions do not change the Company's business model and are easy to integrate without disruption to its existing business, requiring little or no realignment of its structures. The Liberty Acquisition is consistent in this regard as it involves the acquisition of dialysis clinics, a business in which the Company is already engaged and, therefore, merely supplements its existing business.

Total consideration for the Liberty Acquisition was $2,180,029, consisting of $1,695,330 cash, net of cash acquired and $484,699 non-cash consideration. Accounting standards for business combinations require previously held equity interests to be fair valued with the difference to book value to be recognized as a gain or loss in income. Prior to the Liberty Acquisition, the Company had a 49% equity investment in Renal Advantage Partners, LLC, the fair value of which, $201,915, is included as non-cash consideration. The estimated fair value has been determined based on the discounted cash flow method, utilizing an approximately 13% discount rate. In addition to the Company's investment, it also had a loan receivable from Renal Advantage Partners, LLC of $279,793, at a fair value of $282,784, which was retired as part of the transaction.

The following table summarizes the current estimated fair values of assets acquired and liabilities assumed at the date of the acquisition. Any adjustments to acquisition accounting, net of related income tax effects, will be recorded with a corresponding adjustment to goodwill:

It is currently estimated that amortizable intangible assets acquired in this acquisition will have weighted average useful lives of 6-8 years.

Goodwill, in the amount of $1,990,476 was acquired as part of the Liberty Acquisition and is allocated to the North America Segment. Goodwill is an asset representing the future economic benefits arising from other assets acquired in a business combination that are not individually identified and separately recognized. Goodwill arises principally due to the fair value placed on acquiring an established stream of future cash flows versus building a similar franchise. Of the goodwill recognized in this acquisition, approximately $436,000 is expected to be deductible for tax purposes and amortized over a 15 year period.

The noncontrolling interests acquired as part of the acquisition are stated at estimated fair value, subject to finalization of the acquisition accounting, based upon utilized implied multiples used in conjunction with the Liberty Acquisition, as well as the Company's overall experience and contractual multiples typical for such arrangements.

The Company's consolidated income since February 29, 2012 includes the results of LD Holdings revenue and operating income in the amount of $502,560 and $125,373 before taxes, respectively. This amount for operating income does not include synergies which may have resulted at consolidated entities outside LD Holdings since the acquisition closed. In addition, the Company's results include those of divested FMC-AG & Co. KGaA clinics prior to their divestiture.

The fair valuation of the Company's investment at the time of the Liberty Acquisition resulted in a non-taxable gain of $139,600 and is presented in the separate line item “Investment Gain” in the Consolidated Statement of Income. The retirement of the loan receivable resulted in a benefit of $8,501 which was recognized in interest income.

Divestitures

In connection with the FTC consent order relating to the Liberty Acquisition, the Company agreed to divest a total of 62 renal dialysis centers. For the nine months ended September 30, 2012, 24 of the 61 clinics sold were FMC-AG & Co. KGaA clinics, which resulted in a $33,455 gain.

For the nine months ended September 30, 2012, the income tax expense related to the sale of these clinics of approximately $21,970 has been recorded in the line item “Income tax expense,” resulting in a net gain of approximately $11,485. The after-tax gain was offset by the after-tax effects of the costs associated with the Liberty Acquisition.

Acquisition of Liberty Dialysis Holdings- Pro Forma	9 Months Ended
Sep. 30, 2012
Notes to Consolidated Financial Statements [Abstract]
Acquisition Of Liberty Dialysis Holding [TextBlock]
Assets held for sale	$162,768
Trade accounts receivable	156,444
Other current assets	29,816
Deferred tax assets	14,932
Property, plant and equipment	174,400
Intangible assets and other assets	86,358
Goodwill	1,990,476
Accounts payable, accrued expenses and other current liabilities	(128,865)
Income tax payable and deferred taxes	(42,697)
Short-term borrowings and other financial liabilities and long-term debt and capital lease obligations	(72,101)
Other liabilities	(26,402)
Noncontrolling interests (subject and not subject to put provisions)	(165,100)

Total acquisition cost	$2,180,029

Less, at fair value, non-cash contributions
Investment at acquisition date	(201,915)
Long-term Notes Receivable	(282,784)
Total non-cash items	$(484,699)
Net Cash paid	$1,695,330

Pro Forma Financial Information

The following financial information, on a pro forma basis, reflects the consolidated results of operations as if the Liberty Acquisition and the divestitures described above had been consummated on January 1, 2011. The pro forma information includes adjustments primarily for elimination of the investment gain and the gain from the retirement of debt. The pro-forma financial information is not necessarily indicative of the results of operations as it would have been had the transactions been consummated on January 1, 2011.

	For the three months ended September 30,		For the nine months ended September 30,
	2012	2011	2012	2011

Pro forma net revenue	$3,415,472	$3,345,553	$10,197,670	$9,774,145
Pro forma net income attributable to the shareholders FMC-AG & Co. KGaA	268,467	280,408	797,867	760,089
Pro forma income per ordinary share
Basic	$0.88	$0.92	$2.62	$2.51
Fully diluted	$0.87	$0.92	$2.60	$2.50

Patient Service Revenue	9 Months Ended
Sep. 30, 2012
Notes to Consolidated Financial Statements [Abstract]
Patient Service Revenue Text Block 1 [Text Block]

3. Sources of Revenue, Bad Debt Provision and Allowance for Doubtful Accounts

  Sources of Revenue

Below is a table showing the sources of our U.S. patient service revenue (net of contractual allowance and discounts) for the nine months ended September 30, 2012 and 2011.

	For the nine months ended September 30,
	2012	2011

Medicare ESRD program	$2,955,411	$2,679,446
Private/alternative payors	2,671,895	2,266,063
Medicaid and other government sources	287,726	226,375
Hospitals	299,067	283,752
Total patient service revenue	$6,214,098	$5,455,637

  Bad Debt Provision

  The Company's Dialysis Care revenues represent dialysis services rendered in the process of dialysis treatment. In the U.S, this revenue is recorded based upon contractual rates with third party payors during the period the health care services are provided. The Company estimates a provision for dialysis care doubtful accounts which is based upon the payment terms applicable to the related contractual agreements and historical payment patterns. The Company's major sources of revenues include third-party payors, including federal and state agencies (including Medicare and Medicaid programs), managed care health plans and commercial insurance companies.

  Based on historical collection experience, a significant portion of net Dialysis Care revenues related to patients without adequate insurance coverage, patient co-payments and deductibles for patients who have third party health care coverage are ultimately uncollectible. For this reason a provision for doubtful accounts related to the uninsured portion of patient accounts is recorded to adjust net Dialysis Care revenue and related accounts receivable to estimated net collectible amounts.

  Allowance for Doubtful Accounts

Accounts Receivables are reduced by an allowance for doubtful accounts to reduce the carrying value of such receivables to their estimated net realizable value. The sufficiency of the allowance for doubtful accounts is estimated based upon management's detailed periodic assessment of historical write-offs and recoveries by major payor groups, trends in federal, state and private employer health care coverage and other collection trends. A significant portion of the allowance for doubtful accounts relates to amounts due directly from patients without adequate insurance coverage, and patient co-payment and deductible amounts from patients who have health care coverage. Although outcomes vary, the Company attempts to collect amounts due from all patients, including co-payments and deductibles due from patients with insurance. Account balances are written off and deducted from the allowance for doubtful accounts after all reasonable collection efforts have been performed. Additions to the allowance for doubtful accounts are made by means of the provision which is based upon management's historical collection experience and expected net collections from net patient service revenue during the period.

Related Party Transactions	9 Months Ended
Sep. 30, 2012
Notes to Consolidated Financial Statements [Abstract]
Related Party Transactions

4. Related Party Transactions

The Company's parent, Fresenius SE & Co. KGaA, is a German partnership limited by shares resulting from the change of legal form effective January 28, 2011, of Fresenius SE, a European Company (Societas Europaea), and which, prior to July 13, 2007, was called Fresenius AG, a German stock corporation. In these Consolidated Financial Statements, Fresenius SE refers to that company as a partnership limited by shares, effective on and after January 28, 2011, as well as both before and after the conversion of Fresenius AG from a stock corporation into a European Company. Fresenius SE owns 100% of the share capital of Fresenius Medical Care Management AG, the Company's general partner (“General Partner”). From November 16, 2011 until February 29, 2012, Fresenius SE purchased 3.5 million ordinary shares of FMC-AG & Co. KGaA in market transactions. Fresenius SE, the Company's largest shareholder, owns approximately 31.2% of the Company's voting shares as of September 30, 2012.

a)       Service and Lease Agreements

The Company is party to service agreements with Fresenius SE and certain of its affiliates (collectively the “Fresenius SE Companies”) to receive services, including, but not limited to: administrative services, management information services, employee benefit administration, insurance, information technology services, tax services and treasury management services. During the nine-months ended September 30, 2012 and 2011, amounts charged by Fresenius SE to the Company under the terms of these agreements were $60,634 and $51,357, respectively. The Company also provides certain services to the Fresenius SE Companies, including research and development, central purchasing and warehousing. The Company charged $4,396 and $4,918 for services rendered to the Fresenius SE Companies during the first nine months of 2012 and 2011 respectively.

Under real estate operating lease agreements entered into with the Fresenius SE Companies, which are leases for the corporate headquarters in Bad Homburg, Germany and production sites in Schweinfurt and St. Wendel, Germany, the Company paid the Fresenius SE Companies $18,779 and $19,442 during the nine months ended September 30, 2012 and 2011, respectively. The majority of the leases expire in 2016 and contain renewal options.

The Company's Articles of Association provide that the General Partner shall be reimbursed for any and all expenses in connection with management of the Company's business, including remuneration of the members of the General Partner's supervisory board and the General Partner's management board. The aggregate amount reimbursed to the General Partner was $12,243 and $9,772, respectively, for its management services during the nine months ended September 30, 2012 and 2011.

b)       Products

For the first nine months of 2012 and 2011, the Company sold products to the Fresenius SE Companies for $16,802 and $14,579, respectively. During the same periods, the Company made purchases from the Fresenius SE Companies in the amount of $35,572 and $39,350, respectively.

In addition to the purchases noted above, the Company currently purchases heparin supplied by APP Pharmaceuticals Inc. (“APP Inc.”), through an independent group purchasing organization (“GPO”). APP Inc. is wholly-owned by Fresenius Kabi AG, a wholly-owned subsidiary of Fresenius SE. The Company has no direct supply agreement with APP Inc. and does not submit purchase orders directly to APP Inc. During the nine-months ended September 30, 2012 and 2011, Fresenius Medical Care Holdings, Inc. (“FMCH”) acquired approximately $12,820 and $18,900, respectively, of heparin from APP Inc. through the GPO contract, which was negotiated by the GPO at arm's length on behalf of all members of the GPO.

c)       Financing Provided by and to Fresenius SE and the General Partner

As of September 30, 2012, the Company had borrowings outstanding with Fresenius SE of €39,300 ($50,815 as of September 30, 2012) at an interest rate of 1.365%, due on October 31, 2012.

As of September 30, 2012, the Company had loans of CNY 263,056 ($41,856 as of September 30, 2012) outstanding with a subsidiary of Fresenius SE at a weighted average interest rate of 6.121%, due on April 14, 2013 and May 23, 2014.

On August 19, 2009, the Company borrowed €1,500 ($1,940 as of September 30, 2012) from the General Partner at 1.335%. The loan repayment has been extended periodically and is currently due August 20, 2013 at an interest rate of 2.132%.

Inventories	9 Months Ended
Sep. 30, 2012
Notes to Consolidated Financial Statements [Abstract]
Inventories

5. Inventories

As of September 30, 2012 and December 31, 2011, inventories consisted of the following:

	September 30, 2012	December 31, 2011
Finished goods	$624,941	$610,569
Raw materials and purchased components	180,254	163,030
Health care supplies	133,175	133,769
Work in process	87,744	60,128
Inventories	$1,026,114	$967,496

Short-Term Borrowings and Other Financial Liabilities, and Short-Term Borrowings from Related Parties	9 Months Ended
Sep. 30, 2012
Notes to Consolidated Financial Statements [Abstract]
Short-Term Borrowings and Other Financial Liabilities, and Short-Term Borrowings from Related Parties

6. Short-Term Borrowings, Other Financial Liabilities and Short-Term Borrowings from Related Parties

As of September 30, 2012 and December 31, 2011, short-term borrowings, other financial liabilities and short-term borrowings from related parties consisted of the following:

	September 30, 2012	December 31, 2011
Borrowings under lines of credit	$113,922	$91,899
Other financial liabilities	555	6,902
Short-term borrowings and other financial liabilities	114,477	98,801
Short-term borrowings from related parties (see Note 4.c.)	94,611	28,013
Short-term borrowings, Other financial liabilities and Short-term borrowings from related parties	$209,088	$126,814

Long-term Debt and Capital Lease Obligations	9 Months Ended
Sep. 30, 2012
Notes to Consolidated Financial Statements [Abstract]
Long-term Debt and Capital Lease Obligations

7. Long-term Debt and Capital Lease Obligations

As of September 30, 2012 and December 31, 2011, long-term debt and capital lease obligations consisted of the following:

	September 30, 2012	December 31, 2011

Amended 2006 Senior Credit Agreement	$2,159,166	$2,795,589
Senior Notes	4,708,296	2,883,009
Euro Notes	251,327	258,780
European Investment Bank Agreements	320,638	345,764
Accounts receivable facility	547,000	534,500
Capital lease obligations	15,777	17,993
Other	230,156	248,951
	8,232,360	7,084,586
Less current maturities	(498,694)	(1,589,776)
	$7,733,666	$5,494,810

Amended 2006 Senior Credit Agreement

The following table shows the available and outstanding amounts under the Amended 2006 Senior Credit Agreement at September 30, 2012 and December 31, 2011:

	Maximum Amount Available		Balance Outstanding

	September 30, 2012	December 31, 2011	September 30, 2012	December 31, 2011

Revolving Credit	$1,200,000	$1,200,000	$275,374	$58,970
Term Loan A	1,125,000	1,215,000	1,125,000	1,215,000
Term Loan B	758,792	1,521,619	758,792	1,521,619
	$3,083,792	$3,936,619	$2,159,166	$2,795,589

In addition, at September 30, 2012 and December 31, 2011, the Company had letters of credit outstanding in the amount of $160,188 and $180,766, respectively, which are not included above as part of the balance outstanding at those dates but which reduce available borrowings under the revolving credit facility.

On October 30, 2012, the Company entered into a new $3,850,000 syndicated credit agreement with a large group of banks and institutional lenders which replace the Amended 2006 Senior Credit Agreement. See 16, “Subsequent Events”

Senior Notes

Senior Notes Issued January 2012

On January 26, 2012, Fresenius Medical Care US Finance II, Inc. (“US Finance II”), a wholly-owned subsidiary of the Company, issued $800,000 aggregate principal amount of senior unsecured notes with a coupon of 5 5/8% (the “5 5/8% Senior Notes”) at par and $700,000 aggregate principal amount of senior unsecured notes with a coupon of 5 7/8% (the “5 7/8% Senior Notes”) at par (together, the “Dollar-denominated Senior Notes”). In addition, FMC Finance VIII S.A. (“Finance VIII”), a wholly-owned subsidiary of the Company, issued €250,000 aggregate principal amount ($328,625 at date of issuance) of senior unsecured notes with a coupon of 5.25% (the “Euro-denominated Senior Notes”) at par. Both the 5 5/8% Senior Notes and the Euro-denominated Senior Notes are due July 31, 2019 while the 5 7/8% Senior Notes are due January 31, 2022. US Finance II may redeem each issue of the Dollar-denominated Senior Notes, Finance VIII may redeem the Euro-denominated Senior Notes, in each case, at any time at 100% of principal plus accrued interest and a premium calculated pursuant to the terms of the applicable indenture. The holders of the Dollar-denominated Senior Notes and the Euro-denominated Senior Notes have a right to request that the respective issuers of the notes repurchase the applicable issue of notes at 101% of principal plus accrued interest upon the occurrence of a change of control of the Company followed by a decline in the rating of the respective notes. The Company used the net proceeds of approximately $1,807,139 for acquisitions, including the acquisition of LD Holdings, which closed on February 28, 2012, to refinance indebtedness and for general corporate purposes. The Dollar-denominated Senior Notes and the Euro-denominated Senior Notes are guaranteed on a senior basis jointly and severally by the Company, FMCH and Fresenius Medical Care Deutschland GmbH (“D-GmbH”) (together, the “Guarantor Subsidiaries”).

Stock Options	9 Months Ended
Sep. 30, 2012
Notes to Consolidated Financial Statements [Abstract]
Discloure of Compensation Related Costs Share Based Payments [Text Block]

8. Stock Options

On July 30, 2012 under the Long Term Incentive Program 2011, the Company awarded 2,102,947 stock options, including 310,005 stock options granted to members of the Management Board of Fresenius Medical Care Management AG (“Management Board”), the Company's general partner, at an exercise price of $70.17 (€57.30), a fair value of $15.53 each and a total fair value of $32,654 which will be amortized over the four-year vesting period. The Company also awarded 173,819 shares of phantom stock, including 23,407 shares of phantom stock granted to members of the Management Board at a measurement date fair value of $69.41 (€53.68) each and a total fair value of $12,065, which will be revalued if the fair value changes, and amortized over the four-year vesting period.

Earnings Per Share	9 Months Ended
Sep. 30, 2012
Notes to Consolidated Financial Statements [Abstract]
Earnings Per Share

9. Earnings Per Share

The following table contains reconciliations of the numerators and denominators of the basic and diluted earnings per share computations for the three- and nine-months ended September 30, 2012 and 2011:

	For the three months ended September 30,		For the nine months ended September 30,

	2012	2011	2012	2011
Numerators:
Net income attributable to shareholders of FMC-AG & Co. KGaA	$269,862	$279,255	$929,697	$760,717
less:
Dividend preference on Preference shares	25	28	76	83
Income available to all classes of shares	$269,837	$279,227	$929,621	$760,634

Denominators:
Weighted average number of:
Ordinary shares outstanding	301,531,173	299,280,448	300,720,312	298,714,674
Preference shares outstanding	3,971,607	3,964,914	3,968,082	3,960,315
Total weighted average shares outstanding	305,502,780	303,245,362	304,688,394	302,674,989
Potentially dilutive Ordinary shares	2,008,318	1,869,658	1,740,599	1,588,786
Potentially dilutive Preference shares	17,392	20,342	17,209	20,099
Total weighted average Ordinary shares outstanding assuming dilution	303,539,491	301,150,106	302,460,911	300,303,460
Total weighted average Preference shares outstanding assuming dilution	3,988,999	3,985,256	3,985,291	3,980,414

Basic income per Ordinary share	$0.88	$0.92	$3.05	$2.51
Plus preference per Preference shares	0.01	0.01	0.02	0.02
Basic income per Preference share	$0.89	$0.93	$3.07	$2.53

Fully diluted income per Ordinary share	$0.88	$0.92	$3.03	$2.50
Plus preference per Preference shares	0.00	0.00	0.02	0.02
Fully diluted income per Preference share	$0.88	$0.92	$3.05	$2.52

Employee Benefit Plans	3 Months Ended
Sep. 30, 2012
Notes to Consolidated Financial Statements [Abstract]
Employee Benefit Plans

10. Employee Benefit Plans

The Company currently has two principal pension plans, one for German employees, the other covering employees in the United States, the latter of which was curtailed in 2002. Plan benefits are generally based on years of service and final salary. As there is no legal requirement in Germany to fund defined benefit plans, the Company's pension obligations in Germany are unfunded. Each year FMCH, a wholly-owned subsidiary of the Company and its principal North American subsidiary, contributes to the plan covering United States employees at least the minimum required by the Employee Retirement Income Security Act of 1974, as amended.

The following table provides the calculations of net periodic benefit cost for the three- and nine-months ended September 30, 2012 and 2011.

	Three months ended September 30,		Nine months ended September 30,

	2012	2011	2012	2011
Components of net periodic benefit cost:
Service cost	$2,645	$2,685	$7,982	$8,042
Interest cost	6,590	6,371	19,528	18,546
Expected return on plan assets	(3,796)	(4,600)	(11,446)	(13,150)
Amortization of unrealized losses	4,794	2,129	13,537	5,730
Net periodic benefit costs	$10,233	$6,585	$29,601	$19,168

Noncontrolling Interests Subject to Put Provisions	9 Months Ended
Sep. 30, 2012
Notes to Consolidated Financial Statements [Abstract]
Noncontrolling Interests Subject to Put Provisions

11. Noncontrolling Interests Subject to Put Provisions

The Company has potential obligations to purchase the noncontrolling interests held by third parties in certain of its consolidated subsidiaries. These obligations are in the form of put provisions and are exercisable at the third-party owners' discretion within specified periods as outlined in each specific put provision. If these put provisions were exercised, the Company would be required to purchase all or part of third-party owners' noncontrolling interests at their appraised fair value at the time of exercise. The methodology the Company uses to estimate the fair values of the noncontrolling interest subject to put provisions assumes the greater of net book value or a multiple of earnings, based on historical earnings, development stage of the underlying business and other factors. The estimated fair values of the noncontrolling interests subject to these put provisions can also fluctuate and the implicit multiple of earnings at which these noncontrolling interest obligations may ultimately be settled could vary significantly from our current estimates depending upon market conditions.

As of September 30, 2012 and December 31, 2011, the Company's potential obligations under these put options are $546,266 and $410,491, respectively, of which, at September 30, 2012, $139,470 were exercisable. One put option was exercised for a total consideration of $3,087 during the first nine months of 2012.

Following is a roll forward of noncontrolling interests subject to put provisions for the nine months ended September 30, 2012 and the year ended December 31, 2011:

	September 30, 2012	December 31, 2011

Beginning balance as of January 1, 2012 and 2011	$410,491	$279,709
Contributions to noncontrolling interests	(37,295)	(43,104)
Purchase/ sale of noncontrolling interests	83,000	37,786
Contributions from noncontrolling interests	4,955	7,222
Changes in fair value of noncontrolling interests	43,498	86,233
Net income	41,622	42,857
Other comprehensive income (loss)	(5)	(212)
Ending balance as of September 30, 2012 and December 31, 2011	$546,266	$410,491

Commitments and Contingencies	9 Months Ended
Sep. 30, 2012
Notes to Consolidated Financial Statements [Abstract]
Commitments and Contingencies

12. Commitments and Contingencies

Legal Proceedings

The Company is routinely involved in numerous claims, lawsuits, regulatory and tax audits, investigations and other legal matters arising, for the most part, in the ordinary course of its business of providing healthcare services and products. Legal matters that the Company currently deems to be material are described below. For the matters described below in which the Company believes a loss is both reasonably possible and estimable, an estimate of the loss or range of loss exposure is provided. For the other matters described below, the Company believes that the loss probability is remote and/or the loss or range of possible losses cannot be reasonably estimated at this time. The outcome of litigation and other legal matters is always difficult to predict accurately and outcomes that are not consistent with the Company's view of the merits can occur. The Company believes that it has valid defenses to the legal matters pending against it and is defending itself vigorously. Nevertheless, it is possible that the resolution of one or more of the legal matters currently pending or threatened could have a material adverse effect on its business, results of operations and financial condition.

Commercial Litigation

The Company was originally formed as a result of a series of transactions it completed pursuant to the Agreement and Plan of Reorganization dated as of February 4, 1996, by and between W.R. Grace & Co. and Fresenius SE (the "Merger"). At the time of the Merger, a W.R. Grace & Co. subsidiary known as W.R. Grace & Co.-Conn. had, and continues to have, significant liabilities arising out of product-liability related litigation (including asbestos-related actions), pre-Merger tax claims and other claims unrelated to National Medical Care, Inc. (“NMC”), which was W.R. Grace & Co.'s dialysis business prior to the Merger. In connection with the Merger, W.R. Grace & Co.-Conn. agreed to indemnify the Company, FMCH, and NMC against all liabilities of W.R. Grace & Co., whether relating to events occurring before or after the Merger, other than liabilities arising from or relating to NMC's operations. W.R. Grace & Co. and certain of its subsidiaries filed for reorganization under Chapter 11 of the U.S. Bankruptcy Code (the “Grace Chapter 11 Proceedings”) on April 2, 2001.

Prior to and after the commencement of the Grace Chapter 11 Proceedings, class action complaints were filed against W.R. Grace & Co. and FMCH by plaintiffs claiming to be creditors of W.R. Grace & Co.-Conn., and by the asbestos creditors' committees on behalf of the W.R. Grace & Co. bankruptcy estate in the Grace Chapter 11 Proceedings, alleging, among other things that the Merger was a fraudulent conveyance, violated the uniform fraudulent transfer act and constituted a conspiracy. All such cases have been stayed and transferred to or are pending before the U.S. District Court as part of the Grace Chapter 11 Proceedings.

In 2003, the Company reached agreement with the asbestos creditors' committees on behalf of the W.R. Grace & Co. bankruptcy estate and W.R. Grace & Co. in the matters pending in the Grace Chapter 11 Proceedings for the settlement of all fraudulent conveyance and tax claims against it and other claims related to the Company that arise out of the bankruptcy of W.R. Grace & Co. Under the terms of the settlement agreement as amended (the “Settlement Agreement”), fraudulent conveyance and other claims raised on behalf of asbestos claimants will be dismissed with prejudice and the Company will receive protection against existing and potential future W.R. Grace & Co. related claims, including fraudulent conveyance and asbestos claims, and indemnification against income tax claims related to the non-NMC members of the W.R. Grace & Co. consolidated tax group upon confirmation of a W.R. Grace & Co. bankruptcy reorganization plan that contains such provisions. Under the Settlement Agreement, the Company will pay a total of $115,000 without interest to the W.R. Grace & Co. bankruptcy estate, or as otherwise directed by the Court, upon plan confirmation. No admission of liability has been or will be made. The Settlement Agreement has been approved by the U.S. District Court. In January and February 2011, the U.S. Bankruptcy Court entered orders confirming the plan of reorganization and the confirmation orders were affirmed by the U.S. District Court on January 31, 2012. Multiple parties have appealed to the Third Circuit Court of Appeals and the plan of reorganization will not be implemented until the appeals are finally resolved.

Subsequent to the Merger, W.R. Grace & Co. was involved in a multi-step transaction involving Sealed Air Corporation (“Sealed Air,” formerly known as Grace Holding, Inc.). The Company is engaged in litigation with Sealed Air to confirm its entitlement to indemnification from Sealed Air for all losses and expenses incurred by the Company relating to pre-Merger tax liabilities and Merger-related claims. Under the Settlement Agreement, upon final confirmation of a plan of reorganization that satisfies the conditions of the Company's payment obligation, this litigation will be dismissed with prejudice.

On April 4, 2003, FMCH filed a suit in the U. S. District Court for the Northern District of California, styled Fresenius USA, Inc., et al., v. Baxter International Inc., et al., Case No. C 03-1431, seeking a declaratory judgment that FMCH does not infringe patents held by Baxter International Inc. and its subsidiaries and affiliates (“Baxter”), that the patents are invalid, and that Baxter is without right or authority to threaten or maintain suit against FMCH for alleged infringement of Baxter's patents. In general, the asserted patents concern the use of touch screen interfaces for hemodialysis machines. Baxter filed counterclaims against FMCH seeking more than $140,000 in monetary damages and injunctive relief, and alleging that FMCH willfully infringed on Baxter's patents. On July 17, 2006, the court entered judgment on a jury verdict in favor of FMCH finding all asserted claims of Baxter patents invalid as obvious and/or anticipated in light of prior art.

On February 13, 2007, the court granted Baxter's motion to set aside the jury's verdict in favor of FMCH and reinstated the patents and entered judgment of infringement. Following a trial on damages, the court entered judgment on November 6, 2007 in favor of Baxter on a jury award of $14,300. On April 4, 2008, the court denied Baxter's motion for a new trial, established a royalty payable to Baxter of 10% of the sales price for continuing sales of FMCH's 2008K hemodialysis machines and 7% of the sales price of related disposables, parts and service beginning November 7, 2007, and enjoined sales of the touchscreen-equipped 2008K machine effective January 1, 2009. The Company appealed the court's rulings to the United States Court of Appeals for the Federal Circuit (“Federal Circuit”). In October 2008, the Company completed design modifications to the 2008K machine that eliminate any incremental hemodialysis machine royalty payment exposure under the District Court order. On September 10, 2009, the Federal Circuit reversed the district court's decision and determined that the asserted claims in two of the three patents at issue are invalid. As to the third patent, the Federal Circuit affirmed the district court's decision; however, the Court also vacated the injunction and award of damages. These issues were remanded to the District Court for reconsideration in light of the invalidity ruling on most of the claims. As a result, FMCH is no longer required to fund the court-approved escrow account set up to hold the royalty payments ordered by the district court. Funds of $70,000 were contributed to the escrow fund. Upon remand, the district court reduced the post verdict damages award to $10,000 and $61,000 of the escrowed funds was returned to FMCH. In the parallel reexamination of the last surviving patent, the U.S. Patent and Trademark Office and the Board of Patent Appeals and Interferences ruled that the remaining Baxter patent is invalid. On May 17, 2012 the Federal Circuit affirmed the U.S Patent and Trademark Office's ruling and invalidated the final remaining Baxter patent. Baxter has requested a rehearing by the Federal Circuit.

On August 27, 2012, Baxter filed suit in the U.S. District Court for the Northern District of Illinois, styled Baxter International Inc., et al., v. Fresenius Medical Care Holdings, Inc., Case No. 12-cv-06890, alleging that the Company's LibertyTM cycler infringes certain U.S. patents that were issued to Baxter between October 2010 and June 2012. The Company believes it has valid defenses to these claims, and will defend this litigation vigorously.

Other Litigation and Potential Exposures

Renal Care Group, Inc. (“RCG”), which the Company acquired in 2006, is named as a nominal defendant in a complaint originally filed September 13, 2006 in the Chancery Court for the State of Tennessee Twentieth Judicial District at Nashville styled Indiana State District Council of Laborers and Hod Carriers Pension Fund v. Gary Brukardt et al. Following the trial court's dismissal of the complaint, plaintiff's appeal in part, and reversal in part by the appellate court, the cause of action purports to be a class action on behalf of former shareholders of RCG and seeks monetary damages only against the individual former directors of RCG. The individual defendants, however, may have had claims for indemnification and reimbursement of expenses against the Company. Subject to the approval of the Nashville Chancery Court, the plaintiff has agreed to dismiss the Complaint with prejudice against the plaintiff and all other class members in exchange for a payment that is not material to the Company.

On July 17, 2007, resulting from an investigation begun in 2005, the United States Attorney filed a civil complaint in the United States District Court for the Eastern District of Missouri (St. Louis) against Renal Care Group, Inc., its subsidiary RCG Supply Company, and FMCH in its capacity as RCG's current corporate parent. The complaint seeks monetary damages and penalties with respect to issues arising out of the operation of RCG's Method II supply company through 2005, prior to FMCH's acquisition of RCG in 2006. The complaint is styled United States of America ex rel. Julie Williams et al. vs. Renal Care Group, Renal Care Group Supply Company and FMCH. On August 11, 2009, the Missouri District Court granted RCG's motion to transfer venue to the United States District Court for the Middle District of Tennessee (Nashville). On March 22, 2010, the Tennessee District Court entered judgment against defendants for approximately $23,000 in damages and interest under the unjust enrichment count of the complaint but denied all relief under the six False Claims Act counts of the complaint. On June 17, 2011, the District Court entered summary judgment against RCG for $82,643 on one of the False Claims Act counts of the complaint. On June 23, 2011, the Company appealed to the United States Court of Appeals for the Sixth Circuit.

On October 5, 2012, the Sixth Circuit Court of Appeals substantially reversed the District Court, vacated the District Court judgment and damages award, and entered judgment for the FMCH defendants on the principal False Claims Act counts of the complaint. The Court of Appeals remanded the case to the District Court for further proceedings and trial only on the unjust enrichment and 'steering' counts of the complaint. The Company will contest those counts if they are pursued.

On February 15, 2011, a qui tam relator's complaint under the False Claims Act against FMCH was unsealed by order of the United States District Court for the District of Massachusetts and served by the relator. The United States has not intervened in the case United States ex rel. Chris Drennen v. Fresenius Medical Care Holdings, Inc., 2009 Civ. 10179 (D. Mass.). The relator's complaint, which was first filed under seal in February 2009, alleges that the Company seeks and receives reimbursement from government payors for serum ferritin and hepatitis B laboratory tests that are medically unnecessary or not properly ordered by a physician. FMCH has filed a motion to dismiss the complaint. On March 6, 2011, the United States Attorney for the District of Massachusetts issued a Civil Investigative Demand seeking the production of documents related to the same laboratory tests that are the subject of the relator's complaint. FMCH has cooperated fully in responding to the additional Civil Investigative Demand, and will vigorously contest the relator's complaint.

On June 29, 2011, FMCH received a subpoena from the United States Attorney for the Eastern District of New York (“E.D.N.Y.”). On December 6, 2011, a single Company facility in New York received a subpoena from the OIG that was substantially similar to the one issued by the U.S. Attorney for the E.D.N.Y. These subpoenas are part of a criminal and civil investigation into relationships between retail pharmacies and outpatient dialysis facilities in the State of New York and into the reimbursement under government payor programs in New York for medications provided to patients with ESRD. Among the issues encompassed by the investigation is whether retail pharmacies may have provided or received compensation from the New York Medicaid program for pharmaceutical products that should be provided by the dialysis facilities in exchange for the New York Medicaid payment to the dialysis facilities. The Company has cooperated in the investigation.

Civil investigative demands were issued under the supervision of the United States Attorneys for Rhode Island and Connecticut to American Access Care LLC (AAC) and certain affiliated entities prior to the Company's acquisition of AAC in October 2011. In March 2012, a third subpoena was issued under the supervision of the United States Attorney for the Southern District of Florida (Miami). The subpoenas cover a wide range of documents and activities of AAC, but appear to focus on coding and billing practices and procedures. The Company has assumed responsibility for responding to the subpoenas and is cooperating fully with the United States Attorneys.

The Company has received communications alleging certain conduct in certain countries outside the U.S. and Germany that may violate the U.S. Foreign Corrupt Practices Act (“FCPA”) or other anti-bribery laws.   In response to the allegations, the Audit and Corporate Governance Committee of the Company's Supervisory Board is conducting an internal review with the assistance of independent counsel retained for such purpose.  The Company voluntarily advised the U.S. Securities and Exchange Commission and the U.S. Department of Justice that allegations have been made and of the Company's internal review. The Company has also directed its independent counsel, in conjunction with the Company's Compliance Department, to review the Company's internal controls related to compliance with international anti-bribery laws and identify any potential enhancements to such controls. The Company is fully committed to FCPA compliance. It cannot predict the outcome of its review.

The Company filed claims for refunds contesting the Internal Revenue Service's (“IRS”) disallowance of FMCH's civil settlement payment deductions taken by FMCH in prior year tax returns. As a result of a settlement agreement with the IRS, the Company received a partial refund in September 2008 of $37,000, inclusive of interest and preserved our right to pursue claims in the United States Courts for refunds of all other disallowed deductions, which totaled approximately $126,000. On December 22, 2008, the Company filed a complaint for complete refund in the United States District Court for the District of Massachusetts, styled as Fresenius Medical Care Holdings, Inc. v. United States. On August 15, 2012, a jury entered a verdict for FMCH granting additional deductions of $95,000. The District Court is now considering the terms of the judgment to be entered against the United States to reflect the amount of the tax refund due to FMCH.

As a result of changes in the IV Iron market, the Company plans to renegotiate its 2008 license, distribution, manufacturing and supply agreement with Luitpold Pharmaceuticals, Inc. and American Regent, Inc. for Iron products sold under the Venofer brand. Such renegotiation may result in a charge of up to $65,000, after tax.

From time to time, the Company is a party to or may be threatened with other litigation or arbitration, claims or assessments arising in the ordinary course of its business. Management regularly analyzes current information including, as applicable, the Company's defenses and insurance coverage and, as necessary, provides accruals for probable liabilities for the eventual disposition of these matters.

The Company, like other healthcare providers, conducts its operations under intense government regulation and scrutiny. It must comply with regulations which relate to or govern the safety and efficacy of medical products and supplies, the operation of manufacturing facilities, laboratories and dialysis clinics, and environmental and occupational health and safety. The Company must also comply with the laws of the United States, including the federal Anti-Kickback Statute, the federal False Claims Act, the federal Stark Law, and other federal and state fraud and abuse laws. Applicable laws or regulations may be amended, or enforcement agencies or courts may make interpretations that differ from the Company's interpretations or the manner in which it conducts its business. Enforcement has become a high priority for the federal government and some states. In addition, the provisions of the False Claims Act authorizing payment of a portion of any recovery to the party bringing the suit encourage private plaintiffs to commence “qui tam” or “whistle blower” actions. In May 2009, the scope of the False Claims Act was expanded and additional protections for whistle blowers and procedural provisions to aid whistle blowers' ability to proceed in a False Claims Act case were added. By virtue of this regulatory environment, the Company's business activities and practices are subject to extensive review by regulatory authorities and private parties, and continuing audits, investigative demands, subpoenas, other inquiries, claims and litigation relating to the Company's compliance with applicable laws and regulations. The Company may not always be aware that an inquiry or action has begun, particularly in the case of “whistle blower” actions, which are initially filed under court seal.

The Company operates many facilities throughout the United States and other parts of the world. In such a decentralized system, it is often difficult to maintain the desired level of oversight and control over the thousands of individuals employed by many affiliated companies. The Company relies upon its management structure, regulatory and legal resources, and the effective operation of its compliance program to direct, manage and monitor the activities of these employees. On occasion, the Company may identify instances where employees or other agents deliberately, recklessly or inadvertently contravene the Company's policies or violate applicable law. The actions of such persons may subject the Company and its subsidiaries to liability under the Anti-Kickback Statute, the Stark Law, the False Claims Act and the Foreign Corrupt Practices Act, among other laws and comparable laws of other countries.

Physicians, hospitals and other participants in the healthcare industry are also subject to a large number of lawsuits alleging professional negligence, malpractice, product liability, worker's compensation or related claims, many of which involve large claims and significant defense costs. The Company has been and is currently subject to these suits due to the nature of its business and expects that those types of lawsuits may continue. Although the Company maintains insurance at a level which it believes to be prudent, it cannot assure that the coverage limits will be adequate or that insurance will cover all asserted claims. A successful claim against the Company or any of its subsidiaries in excess of insurance coverage could have a material adverse effect upon it and the results of its operations. Any claims, regardless of their merit or eventual outcome, could have a material adverse effect on the Company's reputation and business.

The Company has also had claims asserted against it and has had lawsuits filed against it relating to alleged patent infringements or businesses that it has acquired or divested. These claims and suits relate both to operation of the businesses and to the acquisition and divestiture transactions. The Company has, when appropriate, asserted its own claims, and claims for indemnification. A successful claim against the Company or any of its subsidiaries could have a material adverse effect upon its business, financial condition, and the results of its operations. Any claims, regardless of their merit or eventual outcome, could have a material adverse effect on the Company's reputation and business.

Accrued Special Charge for Legal Matters

At December 31, 2001, the Company recorded a pre-tax special charge of $258,159 to reflect anticipated expenses associated with the defense and resolution of pre-Merger tax claims, Merger-related claims, and commercial insurer claims. The costs associated with the Settlement Agreement and settlements with insurers have been charged against this accrual. With the exception of the proposed $115,000 payment under the Settlement Agreement in the Grace Chapter 11 Proceedings, all other matters included in the special charge have been resolved. While the Company believes that its remaining accrual reasonably estimates its currently anticipated costs related to the continued defense and resolution of this matter, no assurances can be given that its actual costs incurred will not exceed the amount of this accrual.

Financial Instruments	9 Months Ended
Sep. 30, 2012
Notes to Consolidated Financial Statements [Abstract]
Financial Instruments

13. Financial Instruments

As a global supplier of dialysis services and products in more than 120 countries throughout the world, the Company is faced with a concentration of credit risks due to the nature of the reimbursement systems which are often provided by the governments of the countries in which the Company operates. Changes in reimbursement rates or the scope of coverage could have a material adverse effect on the Company's business, financial condition and results of operations and thus on its capacity to generate cash flow. In the past the Company experienced and, after the implementation of the bundled reimbursement system in the U.S., also expects in the future generally stable reimbursements for dialysis services. This includes the balancing of unfavorable reimbursement changes in certain countries with favorable changes in other countries. Due to the fact that a large portion of the Company's reimbursement is provided by public health care organizations and private insurers, the Company expects that most of its accounts receivables will be collectable, albeit somewhat more slowly in the International segment in the immediate future, particularly in countries which continue to be severely affected by the global financial crisis.

Non-derivative Financial Instruments

The following table presents the carrying amounts and fair values of the Company's non-derivative financial instruments at September 30, 2012, and December 31, 2011.

		September 30,		December 31,
		2012		2011
	Fair Value	Carrying	Fair	Carrying	Fair
	Hierarchy	Amount	Value	Amount	Value
Non-derivatives
Assets
Cash and cash equivalents	1	$619,051	$619,051	$457,292	$457,292
Accounts Receivable	2	3,093,384	3,093,384	2,909,326	2,909,326
Long-term Notes Receivable(1)	3	-	-	234,490	233,514

Liabilities
Accounts payable	2	640,946	640,946	652,649	652,649
Short-term borrowings	2	114,477	114,477	98,801	98,801
Short-term borrowings from related parties	2	94,611	94,611	28,013	28,013
Long term debt, excluding Amended 2006 Senior Credit Agreement, Euro Notes and Senior Notes	2	1,113,571	1,113,571	1,147,208	1,147,208
Amended 2006 Senior Credit Agreement	2	2,159,166	2,147,613	2,795,589	2,774,951
Senior Notes	2	4,708,296	5,126,310	2,883,009	2,989,307
Euro Notes	2	251,327	254,383	258,780	265,655
Noncontrolling interests subject to put provisions	3	546,266	546,266	410,491	410,491

(1) As of February 28, 2012, the loan to Renal Advantage Partners LLC and Liberty Dialysis, Inc. has been retired.

The carrying amounts in the table are included in the consolidated balance sheet under the indicated captions or in the case of long-term debt, in the captions shown in Note 7.

The significant methods and assumptions used in estimating the fair values of non-derivative financial instruments are as follows:

Cash and cash equivalents are stated at nominal value which equals the fair value.

Short-term financial instruments such as accounts receivable, accounts payable and short-term borrowings are valued at their carrying amounts, which are reasonable estimates of the fair value due to the relatively short period to maturity of these instruments.

The valuation of long-term notes receivable was determined using significant unobservable inputs. They were valued using a constructed index based upon similar instruments with comparable credit ratings, terms, tenor, interest rates and that are within the Company's industry. The Company tracked the prices of the constructed index from the note issuance date to the reporting date to determine fair value.

The fair values of major long-term financial liabilities are calculated on the basis of market information. Instruments for which market quotes are available are measured using these quotes. The fair values of the other long-term financial liabilities are calculated at the present value of the respective future cash flows. To determine these present values, the prevailing interest rates and credit spreads for the Company as of the balance sheet date are used.

The valuation of noncontrolling interests subject to put provisions is determined using significant unobservable inputs. See Note 11 for a discussion of the Company's methodology for estimating the fair value of these noncontrolling interests subject to put obligations.

Currently, there is no indication that a decrease in the value of the Company's financing receivables is probable. Therefore, the allowances on credit losses of financing receivables are immaterial.

Derivative Financial Instruments

The Company is exposed to market risk from changes in foreign exchange rates and interest rates. In order to manage the risk of currency exchange rate and interest rate fluctuations, the Company enters into various hedging transactions by means of derivative instruments with highly rated financial institutions as authorized by the Company's General Partner. On a quarterly basis the Company performs an assessment of its counterparty credit risk. The Company currently considers this risk to be low. The Company's policy, which has been consistently followed, is that financial derivatives be used only for the purpose of hedging foreign currency and interest rate exposure.

In certain instances, the Company enters into derivative contracts that do not qualify for hedge accounting but are utilized for economic purposes (“economic hedges”). The Company does not use financial instruments for trading purposes.

The Company established guidelines for risk assessment procedures and controls for the use of financial instruments. They include a clear segregation of duties with regard to execution on one side and administration, accounting and controlling on the other.

Foreign Exchange Risk Management

The Company conducts business on a global basis in various currencies, though a majority of its operations are in Germany and the United States. For financial reporting purposes, the Company has chosen the U.S. dollar as its reporting currency. Therefore, changes in the rate of exchange between the U.S. dollar and the local currencies in which the financial statements of the Company's international operations are maintained affect its results of operations and financial position as reported in its consolidated financial statements.

The Company's exposure to market risk for changes in foreign exchange rates relates to transactions such as sales and purchases. The Company has significant amounts of sales of products invoiced in euro from its European manufacturing facilities to its other international operations and, to a lesser extent, sales of products invoiced in other non-functional currencies. This exposes the subsidiaries to fluctuations in the rate of exchange between the euro and the currency in which their local operations are conducted. For the purpose of hedging existing and foreseeable foreign exchange transaction exposures the Company enters into foreign exchange forward contracts and, on a small scale, foreign exchange options. As of September 30, 2012 the Company had no foreign exchange options.

Changes in the fair value of the effective portion of foreign exchange forward contracts designated and qualifying as cash flow hedges of forecasted product purchases and sales are reported in accumulated other comprehensive income (loss) (“AOCI”). Additionally, in connection with intercompany loans in foreign currency, the Company uses foreign exchange swaps thus assuring that no foreign exchange risks arise from those loans, which, if they qualify for cash flow hedge accounting, are also reported in AOCI. These amounts recorded in AOCI are subsequently reclassified into earnings as a component of cost of revenues for those contracts that hedge product purchases or as an adjustment of interest income/expense for those contracts that hedge loans, in the same period in which the hedged transaction affects earnings. The notional amounts of foreign exchange contracts in place that are designated and qualify as cash flow hedges totaled $677,266 and $1,278,764 at September 30, 2012 and December 31, 2011, respectively.

The Company also enters into derivative contracts for forecasted product purchases and sales and for intercompany loans in foreign currency that do not qualify for hedge accounting but are utilized for economic hedges as defined above. In these cases, the change in value of the economic hedge is recorded in the income statement and usually offsets the change in value recorded in the income statement for the underlying asset or liability. The notional amounts of economic hedges that do not qualify for hedge accounting totaled $1,288,962 and $2,149,440 at September 30, 2012 and December 31, 2011, respectively.

Interest Rate Risk Management

The Company enters into derivatives, particularly interest rate swaps and to a certain extent, interest rate options, to protect against the risk of rising interest rates. These interest rate derivatives are designated as cash flow hedges and have been entered into in order to effectively convert payments based on variable interest rates into payments at a fixed interest rate. The euro-denominated interest rate swaps expire in 2016 and have an interest rate of 1.73%. Interest payable and receivable under the swap agreements is accrued and recorded as an adjustment to interest expense.

As of September 30, 2012 and December 31, 2011, the notional amount of the euro-denominated interest rate swaps in place was €100,000 and €200,000 ($129,300 and $258,780 as of September 30, 2012 and December 31, 2011, respectively). As of September 30, 2012 the Company had no U.S. dollar-denominated interest rate swaps and at December 31, 2011 the notional amount was $2,650,000.

Derivative Financial Instruments Valuation

The following table shows the carrying amounts of the Company's derivatives at September 30, 2012 and December 31, 2011.

	September 30, 2012		December 31, 2011

	Assets(2)	Liabilities(2)	Assets(2)	Liabilities(2)
Derivatives in cash flow hedging relationships (1)
Current
Foreign exchange contracts	3,450	(13,330)	4,117	(24,908)
Interest rate contracts	-	-	-	(130,579)
Non-current
Foreign exchange contracts	1,309	(302)	742	(3,706)
Interest rate contracts	-	(5,703)	-	(1,076)
Total	$4,759	$(19,335)	$4,859	$(160,269)

Derivatives not designated as hedging instruments (1)
Current
Foreign exchange contracts	9,352	(22,181)	56,760	(37,242)

Non-current
Foreign exchange contracts	366	(381)	1,382	(1,459)
Total	$9,718	$(22,562)	$58,142	$(38,701)

(1) As of September 30, 2012 and December 31, 2011, the valuation of the Company's derivatives was determined using Significant Other Observable Inputs (Level 2) in accordance with the fair value hierarchy levels established in U.S. GAAP.
(2) Derivative instruments are marked to market each reporting period resulting in carrying amounts being equal to fair values at the reporting date.

The carrying amounts for the current portion of derivatives indicated as assets in the table above are included in Prepaid expenses and other current assets in the Consolidated Balance Sheets while the current portion of those indicated as liabilities are included in Accrued expenses and other current liabilities. The non-current portions indicated as assets or liabilities are included in the Consolidated Balance Sheets in Other assets or Other liabilities, respectively.

The significant methods and assumptions used in estimating the fair values of derivative financial instruments are as follows:

The fair value of interest rate swaps is calculated by discounting the future cash flows on the basis of the market interest rates applicable for the remaining term of the contract as of the balance sheet date. To determine the fair value of foreign exchange forward contracts, the contracted forward rate is compared to the current forward rate for the remaining term of the contract as of the balance sheet date. The result is then discounted on the basis of the market interest rates prevailing at the balance sheet date for the applicable currency.

The Company includes its own credit risk for financial instruments deemed liabilities and counterparty-credit risks for financial instruments deemed assets when measuring the fair value of derivative financial instruments.

The Effect of Derivatives on the Consolidated Financial Statements

	Amount of Gain or (Loss) Recognized in OCI on Derivatives		Location of (Gain) or Loss Reclassified from AOCI in Income	Amount of (Gain) or Loss Reclassified from AOCI in Income
Derivatives in Cash Flow Hedging Relationships

	(Effective Portion) for the nine months ended September 30,				(Effective Portion) for the nine months ended September 30,
	2012	2011	(Effective Portion)	2012	2011

Interest rate contracts	$(12,040)	$(77,924)	Interest income/expense	$17,014	$3,987
Foreign exchange contracts	14,691	(13,803)	Costs of Revenue	(5,000)	(1,854)
Foreign exchange contracts			Interest income/expense	228	273

	$2,651	$(91,727)		$12,242	$2,406

Derivatives not Designated as Hedging Instruments		Amount of (Gain) or Loss Recognized in Income on Derivatives for the nine months ended September 30,
	Location of (Gain) or Loss Recognized in Income on Derivative

		2012	2011

Foreign exchange contracts	Selling, general and administrative expense	$3,148	$(67,744)

Foreign exchange contracts	Interest income/expense	4,940	5,492

		$8,088	$(62,252)

For foreign exchange derivatives, the Company expects to recognize $5,445 of losses deferred in accumulated other comprehensive income at September 30, 2012, in earnings during the next twelve months.

The Company expects to incur additional interest expense of $19,874 over the next twelve months which is currently deferred in accumulated other comprehensive income. This amount reflects the projected amortization of the settlement amount of the terminated swaps and the current fair value of the additional interest payments resulting from the remaining interest rate swap maturing in 2016 at September 30, 2012.

As of September 30, 2012, the Company had foreign exchange derivatives with maturities of up to 38 months and interest rate swaps with maturities of up to 49 months.

Business Segment Information	9 Months Ended
Sep. 30, 2012
Notes to Consolidated Financial Statements [Abstract]
Business Segment Information

14. Business Segment and Corporate Information

The Company has identified three business segments, North America, International, and Asia Pacific, which were determined based upon how the Company manages its businesses. All segments are primarily engaged in providing dialysis care services and the distribution of products and equipment for the treatment of ESRD. In the U.S., the Company is engaged in providing inpatient dialysis services and other services under contract to hospitals. The Company has aggregated the International and Asia Pacific operating segments as “International.” The segments are aggregated due to their similar economic characteristics. These characteristics include the same services provided and products sold, the same type patient population, similar methods of distribution of products and services and similar economic environments.

Management evaluates each segment using a measure that reflects all of the segment's controllable revenues and expenses. Management believes that the most appropriate measure in this regard is operating income which measures the Company's source of earnings. Financing is a corporate function, which the Company's segments do not control. Therefore, the Company does not include interest expense relating to financing as a segment measure. Similarly, the Company does not allocate “corporate costs,” which relate primarily to certain headquarters overhead charges, including accounting and finance, professional services, etc., because the Company believes that these costs are also not within the control of the individual segments. As of January 1, 2011, production of products, production asset management, quality management and procurement is centrally managed in Corporate by Global Manufacturing Operations. These corporate activities do not fulfill the definition of an operating segment. Products are transferred to the operating segments at cost, therefore no internal profit is generated. The associated internal revenues for the product transfers and their elimination are recorded as corporate activities. Capital expenditures for production are based on the expected demand of the operating segments and consolidated profitability considerations. In addition, certain revenues, investments and intangible assets, as well as any related expenses, are not allocated to a segment but are accounted for as “Corporate.” The Company also regards income taxes to be outside the segment's control.

Information pertaining to the Company's business segments for the three- and nine-months ended September 30, 2012 and 2011 is set forth below.

	North America	International	Segment Total	Corporate	Total
Three months ended September 30, 2012

Net revenue external customers	$2,248,724	$1,163,362	$3,412,086	$5,852	$3,417,938
Inter - segment revenue	2,501	-	2,501	(2,501)	-
Net revenue	2,251,225	1,163,362	3,414,587	3,351	3,417,938
Depreciation and amortization	(79,446)	(43,942)	(123,388)	(28,824)	(152,212)
Operating income	420,316	195,264	615,580	(47,938)	567,642
Income (loss) from equity method investees	6,642	53	6,695	(1,378)	5,317
Capital expenditures, acquisitions and investments	108,286	55,255	163,541	49,650	213,191

Three months ended September 30, 2011

Net revenue external customers	$1,991,773	$1,187,436	$3,179,209	$4,857	$3,184,066
Inter - segment revenue	2,333	-	2,333	(2,333)	-
Net revenue	1,994,106	1,187,436	3,181,542	2,524	3,184,066
Depreciation and amortization	(65,935)	(44,667)	(110,602)	(30,820)	(141,422)
Operating income	374,688	205,032	579,720	(45,986)	533,734
Income (loss) from equity method investees	5,866	74	5,940	-	5,940
Capital expenditures, acquisitions and investments	102,503	63,930	166,433	40,624	207,057

Nine months ended September 30, 2012

Net revenue external customers	$6,602,000	$3,470,353	$10,072,353	$22,313	$10,094,666
Inter - segment revenue	9,041	-	9,041	(9,041)	-
Net revenue	6,611,041	3,470,353	10,081,394	13,272	10,094,666
Depreciation and amortization	(230,575)	(129,784)	(360,359)	(86,104)	(446,463)
Operating Income	1,199,234	597,399	1,796,633	(137,200)	1,659,433
Income (loss) from equity method investees	17,962	182	18,144	(3,472)	14,672
Segment assets	13,806,253	5,835,643	19,641,896	2,218,437	21,860,333
thereof investments in equity method investees	257,324	369,943	627,267	(4,189)	623,078
Capital expenditures, acquisitions and investments(1)	1,970,330	155,075	2,125,405	113,388	2,238,793

Nine months ended September 30, 2011

Net revenue external customers	$5,887,514	$3,405,117	$9,292,631	$12,909	$9,305,540
Inter - segment revenue	5,842	-	5,842	(5,842)	-
Net revenue	5,893,356	3,405,117	9,298,473	7,067	9,305,540
Depreciation and amortization	(200,717)	(127,837)	(328,554)	(85,141)	(413,695)
Operating Income	1,035,251	579,186	1,614,437	(126,075)	1,488,362
Income (loss) from equity method investees	22,233	169	22,402	-	22,402
Segment assets	11,264,589	5,254,274	16,518,863	2,105,882	18,624,745
thereof investments in equity method investees	324,539	5,477	330,016	-	330,016
Capital expenditures, acquisitions and investments(2)	564,928	902,343	1,467,271	100,628	1,567,899

(1) North America acquisitions exclude $484,699 of non-cash acquisitions and International acquisitions exclude $4,720 of non-cash acquisitions for 2012.
(2) North America and International acquisitions exclude $6,000 and $10,600, respectively, of non-cash acquisitions for 2011.

Subsequent Events	9 Months Ended
Sep. 30, 2012
Notes to Consolidated Financial Statements [Abstract]
Subsequent Events [Text Block]

16.       Subsequent Events

The Company entered into a new $3,850,000 syndicated credit facility (the “2012 Credit Agreement”) with a large group of banks and institutional investors (collectively, the “Lenders”) on October 30, 2012 which replaced the Amended 2006 Senior Credit Agreement. The new credit facility consists of:

  a 5-year revolving credit facility of approximately $1,250,000 comprising a $400,000 USD and multicurrency revolving facility, a $200,000 revolving facility and a €500,000 revolving facility which will be due and payable on October 30, 2017.
  a 5-year term loan facility of $2,600,000, also scheduled to mature on October 30, 2017. The 2012 Credit Agreement requires 17 quarterly payments of $50,000 each, beginning in the third quarter of 2013 that permanently reduce the term loan facility. The remaining balance is due on October 30, 2017.

Interest on the new credit facilities will be, at the Company's option, at a rate equal to either (i) LIBOR or EURIBOR (as applicable) plus an applicable margin or (ii) the Base Rate as defined in the 2012 Credit Agreement plus an applicable margin.

The applicable margin is variable and depends on the Company's Consolidated Leverage Ratio which is a ratio of its Consolidated Funded Debt less cash and cash equivalents held by the Consolidated Group to Consolidated EBITDA (as these terms are defined in the 2012 Credit Agreement).

In addition to scheduled principal payments, indebtedness outstanding under the 2012 Credit Agreement will be reduced by portions of the net cash proceeds received from certain sales of assets and the issuance of certain additional debt.

Obligations under the 2012 Credit Agreement are secured by pledges of capital stock of certain material subsidiaries in favor of the Lenders.

The 2012 Credit Agreement contains affirmative and negative covenants with respect to the Company and its subsidiaries and other payment restrictions. Certain of the covenants limit indebtedness of the Company and investments by the Company, and require the Company to maintain certain financial ratios defined in the agreement. Additionally, the 2012 Credit Agreement provides for a limitation on dividends and other restricted payments which is €300,000 for dividends to be paid in 2013, and increases in subsequent years. In default, the outstanding balance under the 2012 Credit Agreement becomes immediately due and payable at the option of the Lenders.

Supplementary Cash Flow Information	9 Months Ended
Sep. 30, 2012
Notes to Consolidated Financial Statements [Abstract]
Cash Flow Supplemental Disclosures [Text Block]

15. Supplementary Cash Flow Information

The following additional information is provided with respect to the consolidated statements of cash flows:

	Nine months ended September 30,
	2012	2011
Supplementary cash flow information:
Cash paid for interest	$316,734	$210,423
Cash paid for income taxes(1)	$414,657	$350,268
Cash inflow for income taxes from stock option exercises	$17,588	$9,565

Supplemental disclosures of cash flow information:
Details for acquisitions:
Assets acquired	$(2,434,645)	$(958,241)
Liabilities assumed	282,789	65,805
Noncontrolling interest subject to put provisions	86,729	-
Noncontrolling interest	105,863	1,441
Obligations assumed in connection with acquisition	4,720	10,600
Cash paid	(1,954,544)	(880,395)
Less cash acquired	171,795	12,607
Net cash paid for acquisitions	$(1,782,749)	$(867,788)

(1) Net of tax refund.

Supplemental Condensed Combining Information	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Jun. 30, 2011	Sep. 30, 2012	Dec. 31, 2011
Notes to Consolidated Financial Statements [Abstract]
Supplemental Condensed Combining Information
	At September 30, 2012
	Issuer	Guarantors			Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH
Current assets:
Cash and cash equivalents	$0	$2,755	$187	$-	$616,159	$(50)	$619,051
Trade accounts receivable, less allowance for doubtful accounts	-	-	165,623	-	2,789,676	-	2,955,299
Accounts receivable from related parties	1,251,667	3,934,285	1,351,900	4,982,840	7,700,937	(19,083,544)	138,085
Inventories	-	-	261,319	-	893,425	(128,630)	1,026,114
Prepaid expenses and other current assets	-	72,463	35,092	100	827,944	705	936,304
Deferred taxes	-	-	-	-	270,189	(1,262)	268,927
Total current assets	1,251,667	4,009,503	1,814,121	4,982,940	13,098,330	(19,212,781)	5,943,780

Property, plant and equipment, net	-	580	197,054	-	2,791,603	(116,649)	2,872,588
Intangible assets	-	573	58,123	-	660,402	-	719,098
Goodwill	-	-	53,750	-	11,265,034	-	11,318,784
Deferred taxes	-	44,171	-	-	110,147	(62,256)	92,062
Other assets	-	10,451,385	649,364	8,296,313	(5,004,492)	(13,478,549)	914,021
Total assets	$1,251,667	$14,506,212	$2,772,412	$13,279,253	$22,921,024	$(32,870,235)	$21,860,333

Current liabilities:
Accounts payable	$-	$1,047	$30,098	$-	$483,049	$-	$514,194
Accounts payable to related parties	-	1,619,854	1,394,204	3,143,570	13,108,157	(19,139,033)	126,752
Accrued expenses and other current liabilities	11,833	36,874	126,250	232,991	1,393,154	7,997	1,809,099
Short-term borrowings	-	83	-	-	114,394	-	114,477
Short-term borrowings from related parties	-	-	-	-	94,611	-	94,611
Current portion of long-term debt and capital lease obligations	-	419,985	-	50,000	28,709	-	498,694
Income tax payable	-	118,223	-	-	41,819	(533)	159,509
Deferred taxes	-	1,792	10,638	-	63,879	(42,031)	34,278
Total current liabilities	11,833	2,197,858	1,561,190	3,426,561	15,327,772	(19,173,600)	3,351,614

Long term debt and capital lease obligations, less current portion	1,173,630	511,952	-	777,286	8,287,790	(3,016,992)	7,733,666
Long term borrowings from related parties	-	3,147,756	199,109	408,942	(1,875,798)	(1,880,009)	-
Other liabilities	-	6,228	13,901	-	223,777	23,690	267,596
Pension liabilities	-	6,493	156,201	-	134,303	-	296,997
Income tax payable	2,122	259	-	-	35,961	115,044	153,386
Deferred taxes	-	-	29	-	639,289	(21,864)	617,454
Total liabilities	1,187,585	5,870,546	1,930,430	4,612,789	22,773,094	(23,953,731)	12,420,713

Noncontrolling interests subject to put provisions	-	-	-	-	546,266	-	546,266
Total FMC-AG & Co. KGaA shareholders' equity	64,082	8,635,666	841,982	8,666,464	(656,024)	(8,916,504)	8,635,666
Noncontrolling interests not subject to put provisions	-	-	-	-	257,688	-	257,688
Total equity	64,082	8,635,666	841,982	8,666,464	(398,336)	(8,916,504)	8,893,354
Total liabilities and equity	$1,251,667	$14,506,212	$2,772,412	$13,279,253	$22,921,024	$(32,870,235)	$21,860,333

	For the nine months ended September 30, 2011
	Issuer	Guarantors
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH	Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total

Net revenue	$-	$-	$1,425,618	$-	$9,986,851	$(2,106,929)	$9,305,540
Cost of revenue	-	-	900,803	-	7,439,187	(2,071,617)	6,268,373
Gross profit	-	-	524,815	-	2,547,664	(35,312)	3,037,167
Operating expenses (income):
Selling, general and administrative (1)	1	60,673	154,172	17,424	1,240,980	(4,989)	1,468,261
Research and development	-	-	51,277	-	29,267	-	80,544
Operating (loss) income	(1)	(60,673)	319,366	(17,424)	1,277,417	(30,323)	1,488,362
Other (income) expense:
Interest, net	(3,640)	61,131	5,793	68,045	94,962	(12,049)	214,242
Other, net	-	(948,275)	217,715	(525,845)	-	1,256,405	-
Income (loss) before income taxes	3,639	826,471	95,858	440,376	1,182,455	(1,274,679)	1,274,120
Income tax expense (benefit)	1,345	65,754	88,905	(33,718)	483,737	(169,966)	436,057
Net Income (loss)	2,294	760,717	6,953	474,094	698,718	(1,104,713)	838,063
Net Income attributable to noncontrolling interests	-	-	-	-	-	77,346	77,346
Net income (loss) attributable to shareholders of FMC-AG & Co. KGaA	$2,294	$760,717	$6,953	$474,094	$698,718	$(1,182,059)	$760,717

(1) Selling, general and administrative is presented net of income from equity method investees.

	For the nine months ended September 30, 2011
	Issuer	Guarantors			Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH

Net Income	$2,294	$760,717	$6,953	$474,094	$698,718	$(1,104,713)	$838,063
Gain (loss) related to cash flow hedges	-	(110,961)	(181)	37,147	(15,326)	-	(89,321)
Actuarial gain (loss) on defined benefit pension plans	-	-	-	5,676	-	-	5,676
Gain (loss) related to foreign currency translation	-	12,784	1,781	-	(122,111)	815	(106,731)
Income tax (expense) benefit related to components of other comprehensive income	-	32,863	52	(16,860)	12,400	-	28,455
Other comprehensive income (loss), net of tax	-	(65,314)	1,652	25,963	(125,037)	815	(161,921)
Total comprehensive income	$2,294	$695,403	$8,605	$500,057	$573,681	$(1,103,898)	$676,142
Comprehensive income attributable to noncontrolling interests	-	-	-	-	-	76,549	76,549
Comprehensive income attributable to shareholders of FMC-AG & Co. KGaA	$2,294	$695,403	$8,605	$500,057	$573,681	$(1,180,447)	$599,593

	For the nine months ended September 30, 2011
	Issuer	Guarantors			Non-Guarantor Subsidiaries
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH		Combining Adjustment		Combined Total

Operating Activities:
Net income (loss)	$2,294	$760,717	$6,953	$474,094	$698,718	$(1,104,713)	$838,063
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Equity affiliate income	-	(567,257)	-	(525,845)	-	1,093,102	-
Depreciation and amortization	-	767	35,261	5,769	381,993	(10,095)	413,695
Change in deferred taxes, net	-	17,442	1,030	-	19,224	(7,975)	29,721
(Gain) loss on sale of fixed assets and investments	-	-	(85)	-	(1,184)	-	(1,269)
(Gain) loss on investments	-	1,837	-	-	1	(1,838)	-
Compensation expense related to stock options	-	21,667	-	-	-	-	21,667
Cash inflow (outflow) from hedging	-	-	-	-	(58,718)	-	(58,718)
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net	-	-	(23,343)	-	(203,847)	-	(227,190)
Inventories	-	-	(34,469)	-	(99,130)	28,154	(105,445)
Prepaid expenses and other current and non-current assets	-	(89,177)	(17,825)	28,054	12,944	407	(65,597)
Accounts receivable from / payable to related parties	(7,112)	(787,966)	(67,574)	44,846	841,409	(41,581)	(17,978)
Accounts payable, accrued expenses and other current and non-current liabilities	10,555	(32,968)	63,173	(563)	58,532	(2,100)	96,629
Income tax payable	1,345	27,322	-	(33,718)	33,062	(1,889)	26,122
Net cash provided by (used in) operating activities	7,082	(647,616)	(36,879)	(7,363)	1,683,004	(48,528)	949,700

Investing Activities:
Purchases of property, plant and equipment	-	(135)	(36,243)	-	(375,812)	15,584	(396,606)
Proceeds from sale of property, plant and equipment	-	-	582	-	15,914	-	16,496
Disbursement of loans to related parties	-	924,665	151	(1,107,710)	-	182,894	-
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets	-	(25,187)	(3,922)	-	(1,916,355)	774,171	(1,171,293)
Proceeds from divestitures	-	-	-	-	-	-	-
Net cash provided by (used in) investing activities	-	899,343	(39,432)	(1,107,710)	(2,276,253)	972,649	(1,551,403)

Financing Activities:
Short-term borrowings, net	-	80,567	76,274	(299)	(62,343)	-	94,199
Long-term debt and capital lease obligations, net	(64,560)	(164,933)	-	426,982	1,788,256	(182,894)	1,802,851
Redemption of trust preferred securities	-	-	-	-	(653,760)	-	(653,760)
Increase (decrease) of accounts receivable securitization program	-	-	-	-	(510,000)	-	(510,000)
Proceeds from exercise of stock options	-	58,995	-	-	9,565	-	68,560
Dividends paid	-	(280,649)	-	-	22	(22)	(280,649)
Capital increase (decrease)	57,500	-	-	688,390	28,281	(774,171)	-
Distributions to noncontrolling interest	-	-	-	-	(95,094)	-	(95,094)
Contributions from noncontrolling interest	-	-	-	-	18,193	-	18,193
Net cash provided by (used in) financing activities	(7,060)	(306,020)	76,274	1,115,073	523,120	(957,087)	444,300

Effect of exchange rate changes on cash and cash equivalents	-	(92,512)	3	-	122,965	22	30,478
Cash and Cash Equivalents:
Net (decrease) increase in cash and cash equivalents	22	(146,805)	(34)	-	52,836	(32,944)	(126,925)
Cash and cash equivalents at beginning of period	-	147,177	225	-	342,524	32,944	522,870
Cash and cash equivalents at end of period	$22	$372	$191	$-	$395,360	$-	$395,945

17. Supplemental Condensed Combining Information

FMC Finance III, a former wholly-owned subsidiary of the Company, issued 6⅞% Senior Notes due 2017 in July 2007. On June 20, 2011, Fresenius Medical Care US Finance, Inc. (“US Finance”) acquired substantially all of the assets of FMC Finance III and assumed its obligations, including the 6⅞% Senior Notes and the related indenture. The 6⅞% senior notes are fully and unconditionally guaranteed, jointly and severally on a senior basis, by the Company and by the Guarantor Subsidiaries. The 6⅞% Senior Notes and related guarantees were issued in an exchange offer registered under the Securities Act of 1933. The financial statements in this report present the financial condition, results of operations and cash flows of the Company, on a consolidated basis as of September 30, 2012 and December 31, 2011 and for the nine-months ended September 30, 2012 and 2011. The following combining financial information for the Company is as of September 30, 2012 and December 31, 2011 and for the nine-months ended September 30, 2012 and 2011, segregated between FMC US Finance as issuer, the Company, D-GmbH and FMCH as guarantors, and the Company's other businesses (the “Non-Guarantor Subsidiaries”). For purposes of the condensed combining information, the Company and the Guarantors carry their investments under the equity method. Other (income) expense includes income (loss) related to investments in consolidated subsidiaries recorded under the equity method for purposes of the condensed combining information. In addition, other (income) expense includes income and losses from profit and loss transfer agreements as well as dividends received.

	For the nine months ended September 30, 2012
	Issuer	Guarantors
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH	Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total

Net revenue	$-	$-	$1,394,861	$-	$10,838,232	$(2,138,427)	$10,094,666
Cost of revenue	-	-	890,050	-	8,014,600	(2,118,678)	6,785,972
Gross profit	-	-	504,811	-	2,823,632	(19,749)	3,308,694
Operating expenses (income):
Selling, general and administrative (1)	-	27,391	148,291	17,612	1,336,427	36,213	1,565,934
Research and development	-	-	51,298	-	32,029	-	83,327
Operating (loss) income	-	(27,391)	305,222	(17,612)	1,455,176	(55,962)	1,659,433
Other (income) expense:
Investment gain	-	-	-	-	(139,600)	-	(139,600)
Interest, net	(5,125)	160,923	1,580	111,308	43,204	(850)	311,040
Other, net	-	(1,175,959)	201,306	(723,885)	-	1,698,538	-
Income (loss) before income taxes	5,125	987,645	102,336	594,965	1,551,572	(1,753,650)	1,487,993
Income tax expense (benefit)	1,877	57,948	88,213	(50,859)	555,710	(190,535)	462,354
Net Income (loss)	3,248	929,697	14,123	645,824	995,862	(1,563,115)	1,025,639
Net Income attributable to noncontrolling interests	-	-	-	-	-	95,942	95,942
Net income (loss) attributable to shareholders of FMC-AG & Co. KGaA	$3,248	$929,697	$14,123	$645,824	$995,862	$(1,659,057)	$929,697

(1) Selling, general and administrative is presented net of Gain on Sale of dialysis clinics and net of income from equity method investees.

	For the nine months ended September 30, 2012
	Issuer	Guarantors			Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH

Net Income	$3,248	$929,697	$14,123	$645,824	$995,862	$(1,563,115)	$1,025,639
Gain (loss) related to cash flow hedges	-	(6,629)	(9)	11,725	9,806	-	14,893
Actuarial gain (loss) on defined benefit pension plans	-	22	276	13,229	10	-	13,537
Gain (loss) related to foreign currency translation	-	(14,402)	2	-	49,371	(2,180)	32,791
Income tax (expense) benefit related to components of other comprehensive income	-	3,629	(76)	(9,845)	(22,242)	-	(28,534)
Other comprehensive income (loss), net of tax	-	(17,380)	193	15,109	36,945	(2,180)	32,687
Total comprehensive income	$3,248	$912,317	$14,316	$660,933	$1,032,807	$(1,565,295)	$1,058,326
Comprehensive income attributable to noncontrolling interests	-	-	-	-	-	97,183	97,183
Comprehensive income attributable to shareholders of FMC-AG & Co. KGaA	$3,248	$912,317	$14,316	$660,933	$1,032,807	$(1,662,478)	$961,143

	For the nine months ended September 30, 2012
	Issuer	Guarantors
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH	Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total
Operating Activities:
Net income (loss)	$3,248	$929,697	$14,123	$645,824	$995,862	$(1,563,115)	$1,025,639
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Equity affiliate income	-	(751,747)	-	(723,885)	-	1,475,632	-
Depreciation and amortization	-	356	34,877	-	432,726	(21,496)	446,463
Change in deferred taxes, net	-	9,518	5,757	-	61,782	(5,669)	71,388
(Gain) loss on sale of fixed assets and investments	-	(39)	(109)	-	(31,674)	-	(31,822)
Investment (gain)	-	-	-	-	(139,600)	-	(139,600)
Compensation expense related to stock options	-	19,685	-	-	-	-	19,685
Cash inflow (outflow) from hedging	-	1,318	-	-	(15,221)	-	(13,903)
Dividend income from equity method investees	-	36,339	-	-	3,416	-	39,755
Changes in assets and liabilities, net of amounts from businesses acquired:	-	-	-	-	-	-	-
Trade accounts receivable, net	-	-	(22,199)	-	19,309	-	(2,890)
Inventories	-	-	(36,526)	-	(19,777)	13,089	(43,214)
Prepaid expenses and other current and non-current assets	-	136,300	(20,822)	25,710	(11,204)	68	130,052
Accounts receivable from / payable to related parties	5,230	(325,366)	60,662	84,245	104,633	60,572	(10,024)
Accounts payable, accrued expenses and other current and non-current liabilities	(7,273)	9,271	45,374	894	12,220	(1,466)	59,020
Income tax payable	106	(9,813)	-	(50,859)	1,257	(23,866)	(83,175)
Net cash provided by (used in) operating activities	1,311	55,519	81,137	(18,071)	1,413,729	(66,251)	1,467,374

Investing Activities:
Purchases of property, plant and equipment	-	(399)	(58,818)	-	(420,367)	29,622	(449,962)
Proceeds from sale of property, plant and equipment	-	39	288	-	10,965	-	11,292
Disbursement of loans to related parties	-	(28,315)	90	960,074	-	(931,849)	-
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets	-	(1,613,292)	(1,138)	-	(1,787,208)	1,612,807	(1,788,831)
Proceeds from divestitures	-	44	-	-	231,747	(44)	231,747
Net cash provided by (used in) investing activities	-	(1,641,923)	(59,578)	960,074	(1,964,863)	710,536	(1,995,754)

Financing Activities:
Short-term borrowings, net	-	26,118	(21,516)	-	67,723	-	72,325
Long-term debt and capital lease obligations, net	(1,312)	1,751,969	-	(942,003)	(844,418)	931,849	896,085
Increase (decrease) of accounts receivable securitization program	-	-	-	-	12,500	-	12,500
Proceeds from exercise of stock options	-	76,950	-	-	17,589	-	94,539
Dividends paid	-	(271,733)	-	-	(240)	240	(271,733)
Capital increase (decrease)	-	-	-	-	1,576,424	(1,576,424)	-
Distributions to noncontrolling interest	-	-	-	-	(131,783)	-	(131,783)
Contributions from noncontrolling interest	-	-	-	-	15,167	-	15,167
Net cash provided by (used in) financing activities	(1,312)	1,583,304	(21,516)	(942,003)	712,962	(644,335)	687,100

Effect of exchange rate changes on cash and cash equivalents	-	5,853	-	-	(2,814)	-	3,039
Cash and Cash Equivalents:
Net increase (decrease) in cash and cash equivalents	(1)	2,753	43	-	159,014	(50)	161,759
Cash and cash equivalents at beginning of period	1	2	144	-	457,145	-	457,292
Cash and cash equivalents at end of period	$0	$2,755	$187	$-	$616,159	$(50)	$619,051

	At December 31, 2011
	Issuer	Guarantors			Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH
Current assets:
Cash and cash equivalents	$1	$2	$144	$-	$457,145	$-	$457,292
Trade accounts receivable, less allowance for doubtful accounts	-	-	143,313	-	2,655,005	-	2,798,318
Accounts receivable from related parties	1,273,649	3,507,671	1,058,327	700,929	4,214,468	(10,644,036)	111,008
Inventories	-	-	224,601	-	857,521	(114,626)	967,496
Prepaid expenses and other current assets	-	195,428	16,973	50	834,932	(12,017)	1,035,366
Deferred taxes	-	32,466	-	-	266,164	26,909	325,539
Total current assets	1,273,650	3,735,567	1,443,358	700,979	9,285,235	(10,743,770)	5,695,019

Property, plant and equipment, net	-	356	175,798	-	2,560,913	(107,366)	2,629,701
Intangible assets	-	266	54,811	-	631,575	-	686,652
Goodwill	-	-	53,788	-	9,132,862	-	9,186,650
Deferred taxes	-	15,923	2,457	-	125,462	(55,683)	88,159
Other assets	-	8,142,771	653,871	10,995,245	(6,082,225)	(12,462,993)	1,246,669
Total assets	$1,273,650	$11,894,883	$2,384,083	$11,696,224	$15,653,822	$(23,369,812)	$19,532,850

Current liabilities:
Accounts payable	$-	$668	$26,463	$-	$514,292	$-	$541,423
Accounts payable to related parties	3,700	1,547,946	1,057,625	1,557,976	6,697,551	(10,753,572)	111,226
Accrued expenses and other current liabilities	29,771	156,119	102,410	2,132	1,406,886	6,955	1,704,273
Short-term borrowings	-	94	-	-	98,707	-	98,801
Short-term borrowings from related parties	-	-	-	-	(25,820)	53,833	28,013
Current portion of long-term debt and capital lease obligations	-	295,825	-	1,142,224	151,727	-	1,589,776
Income tax payable	2,016	128,218	-	-	32,120	-	162,354
Deferred taxes	-	-	7,292	-	28,799	(9,346)	26,745
Total current liabilities	35,487	2,128,870	1,193,790	2,702,332	8,904,262	(10,702,130)	4,262,611

Long term debt and capital lease obligations, less current portion	1,177,329	507,898	-	438,366	7,372,794	(4,001,577)	5,494,810
Long term borrowings from related parties	-	1,348,717	203,156	408,942	(399,065)	(1,561,750)	-
Other liabilities	-	2,424	12,977	183,839	11,553	25,835	236,628
Pension liabilities	-	5,163	146,555	-	138,775	-	290,493
Income tax payable	-	259	-	-	50,309	138,432	189,000
Deferred taxes	-	-	-	-	608,444	(20,644)	587,800
Total liabilities	1,212,816	3,993,331	1,556,478	3,733,479	16,687,072	(16,121,834)	11,061,342

Noncontrolling interests subject to put provisions	-	-	-	-	410,491	-	410,491
Total FMC-AG & Co. KGaA shareholders' equity	60,834	7,901,552	827,605	7,962,745	(1,603,206)	(7,247,978)	7,901,552
Noncontrolling interests not subject to put provisions	-	-	-	-	159,465	-	159,465
Total equity	60,834	7,901,552	827,605	7,962,745	(1,443,741)	(7,247,978)	8,061,017
Total liabilities and equity	$1,273,650	$11,894,883	$2,384,083	$11,696,224	$15,653,822	$(23,369,812)	$19,532,850

Acquisition of Liberty Dialysis Holdings (Tables)	9 Months Ended
Sep. 30, 2012
Business Acquisition, Date of Acquisition [Abstract]
Acquisition [Text Block]
Assets held for sale	$162,768
Trade accounts receivable	156,444
Other current assets	29,816
Deferred tax assets	14,932
Property, plant and equipment	174,400
Intangible assets and other assets	86,358
Goodwill	1,990,476
Accounts payable, accrued expenses and other current liabilities	(128,865)
Income tax payable and deferred taxes	(42,697)
Short-term borrowings and other financial liabilities and long-term debt and capital lease obligations	(72,101)
Other liabilities	(26,402)
Noncontrolling interests (subject and not subject to put provisions)	(165,100)

Total acquisition cost	$2,180,029

Less, at fair value, non-cash contributions
Investment at acquisition date	(201,915)
Long-term Notes Receivable	(282,784)
Total non-cash items	$(484,699)
Net Cash paid	$1,695,330

Acquisition of Liberty Dialysis Holdings - Pro Forma (Tables)	9 Months Ended
Sep. 30, 2012
Pro Forma (Tables) [Abstract]
Pro Forma Tabular Disclosures [Table Text Block]
	For the three months ended September 30,		For the nine months ended September 30,
	2012	2011	2012	2011

Pro forma net revenue	$3,415,472	$3,345,553	$10,197,670	$9,774,145
Pro forma net income attributable to the shareholders FMC-AG & Co. KGaA	268,467	280,408	797,867	760,089
Pro forma income per ordinary share
Basic	$0.88	$0.92	$2.62	$2.51
Fully diluted	$0.87	$0.92	$2.60	$2.50

Patient Service Revenue (Tables)	9 Months Ended
Sep. 30, 2012
Patient Service Revenue by Payor (Abstract)
Patient Service Revenue [Text Block]
	For the nine months ended September 30,
	2012	2011

Medicare ESRD program	$2,955,411	$2,679,446
Private/alternative payors	2,671,895	2,266,063
Medicaid and other government sources	287,726	226,375
Hospitals	299,067	283,752
Total patient service revenue	$6,214,098	$5,455,637

Inventories (Tables)	9 Months Ended
Sep. 30, 2012
Inventories (Tables) [Abstract]
Inventory Disclosure Tables [Text Block]
	September 30, 2012	December 31, 2011
Finished goods	$624,941	$610,569
Raw materials and purchased components	180,254	163,030
Health care supplies	133,175	133,769
Work in process	87,744	60,128
Inventories	$1,026,114	$967,496

Short-term Borrowings, Other Finanacial Liabilties and Short-term Borrowings from Related Parties (Tables)	9 Months Ended
Sep. 30, 2012
Short Term Debt (Tables) [Abstract]
Schedule of Short-term debt
	September 30, 2012	December 31, 2011
Borrowings under lines of credit	$113,922	$91,899
Other financial liabilities	555	6,902
Short-term borrowings and other financial liabilities	114,477	98,801
Short-term borrowings from related parties (see Note 4.c.)	94,611	28,013
Short-term borrowings, Other financial liabilities and Short-term borrowings from related parties	$209,088	$126,814

Long-term Debt and Capital Lease Obligations (Tables)	9 Months Ended
Sep. 30, 2012
Long Term Debt and Capital Lease Obligations (Tables) [Abstract]
Schedule of long-term debt
	September 30, 2012	December 31, 2011

Amended 2006 Senior Credit Agreement	$2,159,166	$2,795,589
Senior Notes	4,708,296	2,883,009
Euro Notes	251,327	258,780
European Investment Bank Agreements	320,638	345,764
Accounts receivable facility	547,000	534,500
Capital lease obligations	15,777	17,993
Other	230,156	248,951
	8,232,360	7,084,586
Less current maturities	(498,694)	(1,589,776)
	$7,733,666	$5,494,810

2006 Senior Credit Agreement Table
	Maximum Amount Available		Balance Outstanding

	September 30, 2012	December 31, 2011	September 30, 2012	December 31, 2011

Revolving Credit	$1,200,000	$1,200,000	$275,374	$58,970
Term Loan A	1,125,000	1,215,000	1,125,000	1,215,000
Term Loan B	758,792	1,521,619	758,792	1,521,619
	$3,083,792	$3,936,619	$2,159,166	$2,795,589

Earning Per Share (Tables)	9 Months Ended
Sep. 30, 2012
Earnings Per Share (Tables) [Abstract]
Schedule of Earning per Share
	For the three months ended September 30,		For the nine months ended September 30,

	2012	2011	2012	2011
Numerators:
Net income attributable to shareholders of FMC-AG & Co. KGaA	$269,862	$279,255	$929,697	$760,717
less:
Dividend preference on Preference shares	25	28	76	83
Income available to all classes of shares	$269,837	$279,227	$929,621	$760,634

Denominators:
Weighted average number of:
Ordinary shares outstanding	301,531,173	299,280,448	300,720,312	298,714,674
Preference shares outstanding	3,971,607	3,964,914	3,968,082	3,960,315
Total weighted average shares outstanding	305,502,780	303,245,362	304,688,394	302,674,989
Potentially dilutive Ordinary shares	2,008,318	1,869,658	1,740,599	1,588,786
Potentially dilutive Preference shares	17,392	20,342	17,209	20,099
Total weighted average Ordinary shares outstanding assuming dilution	303,539,491	301,150,106	302,460,911	300,303,460
Total weighted average Preference shares outstanding assuming dilution	3,988,999	3,985,256	3,985,291	3,980,414

Basic income per Ordinary share	$0.88	$0.92	$3.05	$2.51
Plus preference per Preference shares	0.01	0.01	0.02	0.02
Basic income per Preference share	$0.89	$0.93	$3.07	$2.53

Fully diluted income per Ordinary share	$0.88	$0.92	$3.03	$2.50
Plus preference per Preference shares	0.00	0.00	0.02	0.02
Fully diluted income per Preference share	$0.88	$0.92	$3.05	$2.52

Employee Benefit Plans (Tables)	3 Months Ended
Sep. 30, 2012
Employee Benefit Plans (Tables) [Abstract]
Schedule of the components of net periodic benefit cost
	Three months ended September 30,		Nine months ended September 30,

	2012	2011	2012	2011
Components of net periodic benefit cost:
Service cost	$2,645	$2,685	$7,982	$8,042
Interest cost	6,590	6,371	19,528	18,546
Expected return on plan assets	(3,796)	(4,600)	(11,446)	(13,150)
Amortization of unrealized losses	4,794	2,129	13,537	5,730
Net periodic benefit costs	$10,233	$6,585	$29,601	$19,168

Noncontrolling Interests Subject To Put Provisions (Tables)	9 Months Ended
Sep. 30, 2012
Noncontrolling Interests Subject To Put Provisions (Tables) [Abstract]
Noncontrolling Interests Subject to Put Provisions

11. Noncontrolling Interests Subject to Put Provisions

The Company has potential obligations to purchase the noncontrolling interests held by third parties in certain of its consolidated subsidiaries. These obligations are in the form of put provisions and are exercisable at the third-party owners' discretion within specified periods as outlined in each specific put provision. If these put provisions were exercised, the Company would be required to purchase all or part of third-party owners' noncontrolling interests at their appraised fair value at the time of exercise. The methodology the Company uses to estimate the fair values of the noncontrolling interest subject to put provisions assumes the greater of net book value or a multiple of earnings, based on historical earnings, development stage of the underlying business and other factors. The estimated fair values of the noncontrolling interests subject to these put provisions can also fluctuate and the implicit multiple of earnings at which these noncontrolling interest obligations may ultimately be settled could vary significantly from our current estimates depending upon market conditions.

As of September 30, 2012 and December 31, 2011, the Company's potential obligations under these put options are $546,266 and $410,491, respectively, of which, at September 30, 2012, $139,470 were exercisable. One put option was exercised for a total consideration of $3,087 during the first nine months of 2012.

Following is a roll forward of noncontrolling interests subject to put provisions for the nine months ended September 30, 2012 and the year ended December 31, 2011:

	September 30, 2012	December 31, 2011

Beginning balance as of January 1, 2012 and 2011	$410,491	$279,709
Contributions to noncontrolling interests	(37,295)	(43,104)
Purchase/ sale of noncontrolling interests	83,000	37,786
Contributions from noncontrolling interests	4,955	7,222
Changes in fair value of noncontrolling interests	43,498	86,233
Net income	41,622	42,857
Other comprehensive income (loss)	(5)	(212)
Ending balance as of September 30, 2012 and December 31, 2011	$546,266	$410,491

Financial Instrument (Tables)	9 Months Ended
Sep. 30, 2012
Financial Instruments (Tables) [Abstract]
Non-Derivative Financial Instruments
		September 30,		December 31,
		2012		2011
	Fair Value	Carrying	Fair	Carrying	Fair
	Hierarchy	Amount	Value	Amount	Value
Non-derivatives
Assets
Cash and cash equivalents	1	$619,051	$619,051	$457,292	$457,292
Accounts Receivable	2	3,093,384	3,093,384	2,909,326	2,909,326
Long-term Notes Receivable(1)	3	-	-	234,490	233,514

Liabilities
Accounts payable	2	640,946	640,946	652,649	652,649
Short-term borrowings	2	114,477	114,477	98,801	98,801
Short-term borrowings from related parties	2	94,611	94,611	28,013	28,013
Long term debt, excluding Amended 2006 Senior Credit Agreement, Euro Notes and Senior Notes	2	1,113,571	1,113,571	1,147,208	1,147,208
Amended 2006 Senior Credit Agreement	2	2,159,166	2,147,613	2,795,589	2,774,951
Senior Notes	2	4,708,296	5,126,310	2,883,009	2,989,307
Euro Notes	2	251,327	254,383	258,780	265,655
Noncontrolling interests subject to put provisions	3	546,266	546,266	410,491	410,491

(1) As of February 28, 2012, the loan to Renal Advantage Partners LLC and Liberty Dialysis, Inc. has been retired.

Derivative Financial Instruments Valuation
	September 30, 2012		December 31, 2011

	Assets(2)	Liabilities(2)	Assets(2)	Liabilities(2)
Derivatives in cash flow hedging relationships (1)
Current
Foreign exchange contracts	3,450	(13,330)	4,117	(24,908)
Interest rate contracts	-	-	-	(130,579)
Non-current
Foreign exchange contracts	1,309	(302)	742	(3,706)
Interest rate contracts	-	(5,703)	-	(1,076)
Total	$4,759	$(19,335)	$4,859	$(160,269)

Derivatives not designated as hedging instruments (1)
Current
Foreign exchange contracts	9,352	(22,181)	56,760	(37,242)

Non-current
Foreign exchange contracts	366	(381)	1,382	(1,459)
Total	$9,718	$(22,562)	$58,142	$(38,701)

(1) As of September 30, 2012 and December 31, 2011, the valuation of the Company's derivatives was determined using Significant Other Observable Inputs (Level 2) in accordance with the fair value hierarchy levels established in U.S. GAAP.
(2) Derivative instruments are marked to market each reporting period resulting in carrying amounts being equal to fair values at the reporting date.

Effect of Derivatives on the Consolidated Financial Statements
The Effect of Derivatives on the Consolidated Financial Statements

	Amount of Gain or (Loss) Recognized in OCI on Derivatives		Location of (Gain) or Loss Reclassified from AOCI in Income	Amount of (Gain) or Loss Reclassified from AOCI in Income
Derivatives in Cash Flow Hedging Relationships

	(Effective Portion) for the nine months ended September 30,				(Effective Portion) for the nine months ended September 30,
	2012	2011	(Effective Portion)	2012	2011

Interest rate contracts	$(12,040)	$(77,924)	Interest income/expense	$17,014	$3,987
Foreign exchange contracts	14,691	(13,803)	Costs of Revenue	(5,000)	(1,854)
Foreign exchange contracts			Interest income/expense	228	273

	$2,651	$(91,727)		$12,242	$2,406

Derivatives not Designated as Hedging Instruments		Amount of (Gain) or Loss Recognized in Income on Derivatives for the nine months ended September 30,
	Location of (Gain) or Loss Recognized in Income on Derivative

		2012	2011

Foreign exchange contracts	Selling, general and administrative expense	$3,148	$(67,744)

Foreign exchange contracts	Interest income/expense	4,940	5,492

		$8,088	$(62,252)

Business Segment Information (Tables)	9 Months Ended
Sep. 30, 2012
Business Segment Information (Tables) [Abstract]
Schedule of segment reporting information by segment
	North America	International	Segment Total	Corporate	Total
Three months ended September 30, 2012

Net revenue external customers	$2,248,724	$1,163,362	$3,412,086	$5,852	$3,417,938
Inter - segment revenue	2,501	-	2,501	(2,501)	-
Net revenue	2,251,225	1,163,362	3,414,587	3,351	3,417,938
Depreciation and amortization	(79,446)	(43,942)	(123,388)	(28,824)	(152,212)
Operating income	420,316	195,264	615,580	(47,938)	567,642
Income (loss) from equity method investees	6,642	53	6,695	(1,378)	5,317
Capital expenditures, acquisitions and investments	108,286	55,255	163,541	49,650	213,191

Three months ended September 30, 2011

Net revenue external customers	$1,991,773	$1,187,436	$3,179,209	$4,857	$3,184,066
Inter - segment revenue	2,333	-	2,333	(2,333)	-
Net revenue	1,994,106	1,187,436	3,181,542	2,524	3,184,066
Depreciation and amortization	(65,935)	(44,667)	(110,602)	(30,820)	(141,422)
Operating income	374,688	205,032	579,720	(45,986)	533,734
Income (loss) from equity method investees	5,866	74	5,940	-	5,940
Capital expenditures, acquisitions and investments	102,503	63,930	166,433	40,624	207,057

Nine months ended September 30, 2012

Net revenue external customers	$6,602,000	$3,470,353	$10,072,353	$22,313	$10,094,666
Inter - segment revenue	9,041	-	9,041	(9,041)	-
Net revenue	6,611,041	3,470,353	10,081,394	13,272	10,094,666
Depreciation and amortization	(230,575)	(129,784)	(360,359)	(86,104)	(446,463)
Operating Income	1,199,234	597,399	1,796,633	(137,200)	1,659,433
Income (loss) from equity method investees	17,962	182	18,144	(3,472)	14,672
Segment assets	13,806,253	5,835,643	19,641,896	2,218,437	21,860,333
thereof investments in equity method investees	257,324	369,943	627,267	(4,189)	623,078
Capital expenditures, acquisitions and investments(1)	1,970,330	155,075	2,125,405	113,388	2,238,793

Nine months ended September 30, 2011

Net revenue external customers	$5,887,514	$3,405,117	$9,292,631	$12,909	$9,305,540
Inter - segment revenue	5,842	-	5,842	(5,842)	-
Net revenue	5,893,356	3,405,117	9,298,473	7,067	9,305,540
Depreciation and amortization	(200,717)	(127,837)	(328,554)	(85,141)	(413,695)
Operating Income	1,035,251	579,186	1,614,437	(126,075)	1,488,362
Income (loss) from equity method investees	22,233	169	22,402	-	22,402
Segment assets	11,264,589	5,254,274	16,518,863	2,105,882	18,624,745
thereof investments in equity method investees	324,539	5,477	330,016	-	330,016
Capital expenditures, acquisitions and investments(2)	564,928	902,343	1,467,271	100,628	1,567,899

(1) North America acquisitions exclude $484,699 of non-cash acquisitions and International acquisitions exclude $4,720 of non-cash acquisitions for 2012.
(2) North America and International acquisitions exclude $6,000 and $10,600, respectively, of non-cash acquisitions for 2011.

Supplementary Cash Flow Information (Tables)	9 Months Ended
Sep. 30, 2012
Supplementary Cash Flow Information (Tables) [Abstract]
Schedule of supplemental Cash Flow information
	Nine months ended September 30,
	2012	2011
Supplementary cash flow information:
Cash paid for interest	$316,734	$210,423
Cash paid for income taxes(1)	$414,657	$350,268
Cash inflow for income taxes from stock option exercises	$17,588	$9,565

Supplemental disclosures of cash flow information:
Details for acquisitions:
Assets acquired	$(2,434,645)	$(958,241)
Liabilities assumed	282,789	65,805
Noncontrolling interest subject to put provisions	86,729	-
Noncontrolling interest	105,863	1,441
Obligations assumed in connection with acquisition	4,720	10,600
Cash paid	(1,954,544)	(880,395)
Less cash acquired	171,795	12,607
Net cash paid for acquisitions	$(1,782,749)	$(867,788)

(1) Net of tax refund.

Supplemental Condensed Combining Information (Tables)	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Jun. 30, 2011	Sep. 30, 2012	Dec. 31, 2011
Supplemental Condensed Combining Information (Tables) [Abstract]
Income statement information segregated by issuers and guarantors
	For the nine months ended September 30, 2011
	Issuer	Guarantors
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH	Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total

Net revenue	$-	$-	$1,425,618	$-	$9,986,851	$(2,106,929)	$9,305,540
Cost of revenue	-	-	900,803	-	7,439,187	(2,071,617)	6,268,373
Gross profit	-	-	524,815	-	2,547,664	(35,312)	3,037,167
Operating expenses (income):
Selling, general and administrative (1)	1	60,673	154,172	17,424	1,240,980	(4,989)	1,468,261
Research and development	-	-	51,277	-	29,267	-	80,544
Operating (loss) income	(1)	(60,673)	319,366	(17,424)	1,277,417	(30,323)	1,488,362
Other (income) expense:
Interest, net	(3,640)	61,131	5,793	68,045	94,962	(12,049)	214,242
Other, net	-	(948,275)	217,715	(525,845)	-	1,256,405	-
Income (loss) before income taxes	3,639	826,471	95,858	440,376	1,182,455	(1,274,679)	1,274,120
Income tax expense (benefit)	1,345	65,754	88,905	(33,718)	483,737	(169,966)	436,057
Net Income (loss)	2,294	760,717	6,953	474,094	698,718	(1,104,713)	838,063
Net Income attributable to noncontrolling interests	-	-	-	-	-	77,346	77,346
Net income (loss) attributable to shareholders of FMC-AG & Co. KGaA	$2,294	$760,717	$6,953	$474,094	$698,718	$(1,182,059)	$760,717

(1) Selling, general and administrative is presented net of income from equity method investees.

	For the nine months ended September 30, 2012
	Issuer	Guarantors
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH	Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total

Net revenue	$-	$-	$1,394,861	$-	$10,838,232	$(2,138,427)	$10,094,666
Cost of revenue	-	-	890,050	-	8,014,600	(2,118,678)	6,785,972
Gross profit	-	-	504,811	-	2,823,632	(19,749)	3,308,694
Operating expenses (income):
Selling, general and administrative (1)	-	27,391	148,291	17,612	1,336,427	36,213	1,565,934
Research and development	-	-	51,298	-	32,029	-	83,327
Operating (loss) income	-	(27,391)	305,222	(17,612)	1,455,176	(55,962)	1,659,433
Other (income) expense:
Investment gain	-	-	-	-	(139,600)	-	(139,600)
Interest, net	(5,125)	160,923	1,580	111,308	43,204	(850)	311,040
Other, net	-	(1,175,959)	201,306	(723,885)	-	1,698,538	-
Income (loss) before income taxes	5,125	987,645	102,336	594,965	1,551,572	(1,753,650)	1,487,993
Income tax expense (benefit)	1,877	57,948	88,213	(50,859)	555,710	(190,535)	462,354
Net Income (loss)	3,248	929,697	14,123	645,824	995,862	(1,563,115)	1,025,639
Net Income attributable to noncontrolling interests	-	-	-	-	-	95,942	95,942
Net income (loss) attributable to shareholders of FMC-AG & Co. KGaA	$3,248	$929,697	$14,123	$645,824	$995,862	$(1,659,057)	$929,697

(1) Selling, general and administrative is presented net of Gain on Sale of dialysis clinics and net of income from equity method investees.

Balance sheet information segregated by issuers and guarantors
	At September 30, 2012
	Issuer	Guarantors			Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH
Current assets:
Cash and cash equivalents	$0	$2,755	$187	$-	$616,159	$(50)	$619,051
Trade accounts receivable, less allowance for doubtful accounts	-	-	165,623	-	2,789,676	-	2,955,299
Accounts receivable from related parties	1,251,667	3,934,285	1,351,900	4,982,840	7,700,937	(19,083,544)	138,085
Inventories	-	-	261,319	-	893,425	(128,630)	1,026,114
Prepaid expenses and other current assets	-	72,463	35,092	100	827,944	705	936,304
Deferred taxes	-	-	-	-	270,189	(1,262)	268,927
Total current assets	1,251,667	4,009,503	1,814,121	4,982,940	13,098,330	(19,212,781)	5,943,780

Property, plant and equipment, net	-	580	197,054	-	2,791,603	(116,649)	2,872,588
Intangible assets	-	573	58,123	-	660,402	-	719,098
Goodwill	-	-	53,750	-	11,265,034	-	11,318,784
Deferred taxes	-	44,171	-	-	110,147	(62,256)	92,062
Other assets	-	10,451,385	649,364	8,296,313	(5,004,492)	(13,478,549)	914,021
Total assets	$1,251,667	$14,506,212	$2,772,412	$13,279,253	$22,921,024	$(32,870,235)	$21,860,333

Current liabilities:
Accounts payable	$-	$1,047	$30,098	$-	$483,049	$-	$514,194
Accounts payable to related parties	-	1,619,854	1,394,204	3,143,570	13,108,157	(19,139,033)	126,752
Accrued expenses and other current liabilities	11,833	36,874	126,250	232,991	1,393,154	7,997	1,809,099
Short-term borrowings	-	83	-	-	114,394	-	114,477
Short-term borrowings from related parties	-	-	-	-	94,611	-	94,611
Current portion of long-term debt and capital lease obligations	-	419,985	-	50,000	28,709	-	498,694
Income tax payable	-	118,223	-	-	41,819	(533)	159,509
Deferred taxes	-	1,792	10,638	-	63,879	(42,031)	34,278
Total current liabilities	11,833	2,197,858	1,561,190	3,426,561	15,327,772	(19,173,600)	3,351,614

Long term debt and capital lease obligations, less current portion	1,173,630	511,952	-	777,286	8,287,790	(3,016,992)	7,733,666
Long term borrowings from related parties	-	3,147,756	199,109	408,942	(1,875,798)	(1,880,009)	-
Other liabilities	-	6,228	13,901	-	223,777	23,690	267,596
Pension liabilities	-	6,493	156,201	-	134,303	-	296,997
Income tax payable	2,122	259	-	-	35,961	115,044	153,386
Deferred taxes	-	-	29	-	639,289	(21,864)	617,454
Total liabilities	1,187,585	5,870,546	1,930,430	4,612,789	22,773,094	(23,953,731)	12,420,713

Noncontrolling interests subject to put provisions	-	-	-	-	546,266	-	546,266
Total FMC-AG & Co. KGaA shareholders' equity	64,082	8,635,666	841,982	8,666,464	(656,024)	(8,916,504)	8,635,666
Noncontrolling interests not subject to put provisions	-	-	-	-	257,688	-	257,688
Total equity	64,082	8,635,666	841,982	8,666,464	(398,336)	(8,916,504)	8,893,354
Total liabilities and equity	$1,251,667	$14,506,212	$2,772,412	$13,279,253	$22,921,024	$(32,870,235)	$21,860,333

	At December 31, 2011
	Issuer	Guarantors			Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH
Current assets:
Cash and cash equivalents	$1	$2	$144	$-	$457,145	$-	$457,292
Trade accounts receivable, less allowance for doubtful accounts	-	-	143,313	-	2,655,005	-	2,798,318
Accounts receivable from related parties	1,273,649	3,507,671	1,058,327	700,929	4,214,468	(10,644,036)	111,008
Inventories	-	-	224,601	-	857,521	(114,626)	967,496
Prepaid expenses and other current assets	-	195,428	16,973	50	834,932	(12,017)	1,035,366
Deferred taxes	-	32,466	-	-	266,164	26,909	325,539
Total current assets	1,273,650	3,735,567	1,443,358	700,979	9,285,235	(10,743,770)	5,695,019

Property, plant and equipment, net	-	356	175,798	-	2,560,913	(107,366)	2,629,701
Intangible assets	-	266	54,811	-	631,575	-	686,652
Goodwill	-	-	53,788	-	9,132,862	-	9,186,650
Deferred taxes	-	15,923	2,457	-	125,462	(55,683)	88,159
Other assets	-	8,142,771	653,871	10,995,245	(6,082,225)	(12,462,993)	1,246,669
Total assets	$1,273,650	$11,894,883	$2,384,083	$11,696,224	$15,653,822	$(23,369,812)	$19,532,850

Current liabilities:
Accounts payable	$-	$668	$26,463	$-	$514,292	$-	$541,423
Accounts payable to related parties	3,700	1,547,946	1,057,625	1,557,976	6,697,551	(10,753,572)	111,226
Accrued expenses and other current liabilities	29,771	156,119	102,410	2,132	1,406,886	6,955	1,704,273
Short-term borrowings	-	94	-	-	98,707	-	98,801
Short-term borrowings from related parties	-	-	-	-	(25,820)	53,833	28,013
Current portion of long-term debt and capital lease obligations	-	295,825	-	1,142,224	151,727	-	1,589,776
Income tax payable	2,016	128,218	-	-	32,120	-	162,354
Deferred taxes	-	-	7,292	-	28,799	(9,346)	26,745
Total current liabilities	35,487	2,128,870	1,193,790	2,702,332	8,904,262	(10,702,130)	4,262,611

Long term debt and capital lease obligations, less current portion	1,177,329	507,898	-	438,366	7,372,794	(4,001,577)	5,494,810
Long term borrowings from related parties	-	1,348,717	203,156	408,942	(399,065)	(1,561,750)	-
Other liabilities	-	2,424	12,977	183,839	11,553	25,835	236,628
Pension liabilities	-	5,163	146,555	-	138,775	-	290,493
Income tax payable	-	259	-	-	50,309	138,432	189,000
Deferred taxes	-	-	-	-	608,444	(20,644)	587,800
Total liabilities	1,212,816	3,993,331	1,556,478	3,733,479	16,687,072	(16,121,834)	11,061,342

Noncontrolling interests subject to put provisions	-	-	-	-	410,491	-	410,491
Total FMC-AG & Co. KGaA shareholders' equity	60,834	7,901,552	827,605	7,962,745	(1,603,206)	(7,247,978)	7,901,552
Noncontrolling interests not subject to put provisions	-	-	-	-	159,465	-	159,465
Total equity	60,834	7,901,552	827,605	7,962,745	(1,443,741)	(7,247,978)	8,061,017
Total liabilities and equity	$1,273,650	$11,894,883	$2,384,083	$11,696,224	$15,653,822	$(23,369,812)	$19,532,850

Statement of cash flows information segregated by issuers and guarantors
	For the nine months ended September 30, 2011
	Issuer	Guarantors			Non-Guarantor Subsidiaries
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH		Combining Adjustment		Combined Total

Operating Activities:
Net income (loss)	$2,294	$760,717	$6,953	$474,094	$698,718	$(1,104,713)	$838,063
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Equity affiliate income	-	(567,257)	-	(525,845)	-	1,093,102	-
Depreciation and amortization	-	767	35,261	5,769	381,993	(10,095)	413,695
Change in deferred taxes, net	-	17,442	1,030	-	19,224	(7,975)	29,721
(Gain) loss on sale of fixed assets and investments	-	-	(85)	-	(1,184)	-	(1,269)
(Gain) loss on investments	-	1,837	-	-	1	(1,838)	-
Compensation expense related to stock options	-	21,667	-	-	-	-	21,667
Cash inflow (outflow) from hedging	-	-	-	-	(58,718)	-	(58,718)
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net	-	-	(23,343)	-	(203,847)	-	(227,190)
Inventories	-	-	(34,469)	-	(99,130)	28,154	(105,445)
Prepaid expenses and other current and non-current assets	-	(89,177)	(17,825)	28,054	12,944	407	(65,597)
Accounts receivable from / payable to related parties	(7,112)	(787,966)	(67,574)	44,846	841,409	(41,581)	(17,978)
Accounts payable, accrued expenses and other current and non-current liabilities	10,555	(32,968)	63,173	(563)	58,532	(2,100)	96,629
Income tax payable	1,345	27,322	-	(33,718)	33,062	(1,889)	26,122
Net cash provided by (used in) operating activities	7,082	(647,616)	(36,879)	(7,363)	1,683,004	(48,528)	949,700

Investing Activities:
Purchases of property, plant and equipment	-	(135)	(36,243)	-	(375,812)	15,584	(396,606)
Proceeds from sale of property, plant and equipment	-	-	582	-	15,914	-	16,496
Disbursement of loans to related parties	-	924,665	151	(1,107,710)	-	182,894	-
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets	-	(25,187)	(3,922)	-	(1,916,355)	774,171	(1,171,293)
Proceeds from divestitures	-	-	-	-	-	-	-
Net cash provided by (used in) investing activities	-	899,343	(39,432)	(1,107,710)	(2,276,253)	972,649	(1,551,403)

Financing Activities:
Short-term borrowings, net	-	80,567	76,274	(299)	(62,343)	-	94,199
Long-term debt and capital lease obligations, net	(64,560)	(164,933)	-	426,982	1,788,256	(182,894)	1,802,851
Redemption of trust preferred securities	-	-	-	-	(653,760)	-	(653,760)
Increase (decrease) of accounts receivable securitization program	-	-	-	-	(510,000)	-	(510,000)
Proceeds from exercise of stock options	-	58,995	-	-	9,565	-	68,560
Dividends paid	-	(280,649)	-	-	22	(22)	(280,649)
Capital increase (decrease)	57,500	-	-	688,390	28,281	(774,171)	-
Distributions to noncontrolling interest	-	-	-	-	(95,094)	-	(95,094)
Contributions from noncontrolling interest	-	-	-	-	18,193	-	18,193
Net cash provided by (used in) financing activities	(7,060)	(306,020)	76,274	1,115,073	523,120	(957,087)	444,300

Effect of exchange rate changes on cash and cash equivalents	-	(92,512)	3	-	122,965	22	30,478
Cash and Cash Equivalents:
Net (decrease) increase in cash and cash equivalents	22	(146,805)	(34)	-	52,836	(32,944)	(126,925)
Cash and cash equivalents at beginning of period	-	147,177	225	-	342,524	32,944	522,870
Cash and cash equivalents at end of period	$22	$372	$191	$-	$395,360	$-	$395,945

	For the nine months ended September 30, 2012
	Issuer	Guarantors
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH	Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total
Operating Activities:
Net income (loss)	$3,248	$929,697	$14,123	$645,824	$995,862	$(1,563,115)	$1,025,639
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Equity affiliate income	-	(751,747)	-	(723,885)	-	1,475,632	-
Depreciation and amortization	-	356	34,877	-	432,726	(21,496)	446,463
Change in deferred taxes, net	-	9,518	5,757	-	61,782	(5,669)	71,388
(Gain) loss on sale of fixed assets and investments	-	(39)	(109)	-	(31,674)	-	(31,822)
Investment (gain)	-	-	-	-	(139,600)	-	(139,600)
Compensation expense related to stock options	-	19,685	-	-	-	-	19,685
Cash inflow (outflow) from hedging	-	1,318	-	-	(15,221)	-	(13,903)
Dividend income from equity method investees	-	36,339	-	-	3,416	-	39,755
Changes in assets and liabilities, net of amounts from businesses acquired:	-	-	-	-	-	-	-
Trade accounts receivable, net	-	-	(22,199)	-	19,309	-	(2,890)
Inventories	-	-	(36,526)	-	(19,777)	13,089	(43,214)
Prepaid expenses and other current and non-current assets	-	136,300	(20,822)	25,710	(11,204)	68	130,052
Accounts receivable from / payable to related parties	5,230	(325,366)	60,662	84,245	104,633	60,572	(10,024)
Accounts payable, accrued expenses and other current and non-current liabilities	(7,273)	9,271	45,374	894	12,220	(1,466)	59,020
Income tax payable	106	(9,813)	-	(50,859)	1,257	(23,866)	(83,175)
Net cash provided by (used in) operating activities	1,311	55,519	81,137	(18,071)	1,413,729	(66,251)	1,467,374

Investing Activities:
Purchases of property, plant and equipment	-	(399)	(58,818)	-	(420,367)	29,622	(449,962)
Proceeds from sale of property, plant and equipment	-	39	288	-	10,965	-	11,292
Disbursement of loans to related parties	-	(28,315)	90	960,074	-	(931,849)	-
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets	-	(1,613,292)	(1,138)	-	(1,787,208)	1,612,807	(1,788,831)
Proceeds from divestitures	-	44	-	-	231,747	(44)	231,747
Net cash provided by (used in) investing activities	-	(1,641,923)	(59,578)	960,074	(1,964,863)	710,536	(1,995,754)

Financing Activities:
Short-term borrowings, net	-	26,118	(21,516)	-	67,723	-	72,325
Long-term debt and capital lease obligations, net	(1,312)	1,751,969	-	(942,003)	(844,418)	931,849	896,085
Increase (decrease) of accounts receivable securitization program	-	-	-	-	12,500	-	12,500
Proceeds from exercise of stock options	-	76,950	-	-	17,589	-	94,539
Dividends paid	-	(271,733)	-	-	(240)	240	(271,733)
Capital increase (decrease)	-	-	-	-	1,576,424	(1,576,424)	-
Distributions to noncontrolling interest	-	-	-	-	(131,783)	-	(131,783)
Contributions from noncontrolling interest	-	-	-	-	15,167	-	15,167
Net cash provided by (used in) financing activities	(1,312)	1,583,304	(21,516)	(942,003)	712,962	(644,335)	687,100

Effect of exchange rate changes on cash and cash equivalents	-	5,853	-	-	(2,814)	-	3,039
Cash and Cash Equivalents:
Net increase (decrease) in cash and cash equivalents	(1)	2,753	43	-	159,014	(50)	161,759
Cash and cash equivalents at beginning of period	1	2	144	-	457,145	-	457,292
Cash and cash equivalents at end of period	$0	$2,755	$187	$-	$616,159	$(50)	$619,051

Other comprehensive income statement segregated by issuers and guarantors
	For the nine months ended September 30, 2011
	Issuer	Guarantors			Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH

Net Income	$2,294	$760,717	$6,953	$474,094	$698,718	$(1,104,713)	$838,063
Gain (loss) related to cash flow hedges	-	(110,961)	(181)	37,147	(15,326)	-	(89,321)
Actuarial gain (loss) on defined benefit pension plans	-	-	-	5,676	-	-	5,676
Gain (loss) related to foreign currency translation	-	12,784	1,781	-	(122,111)	815	(106,731)
Income tax (expense) benefit related to components of other comprehensive income	-	32,863	52	(16,860)	12,400	-	28,455
Other comprehensive income (loss), net of tax	-	(65,314)	1,652	25,963	(125,037)	815	(161,921)
Total comprehensive income	$2,294	$695,403	$8,605	$500,057	$573,681	$(1,103,898)	$676,142
Comprehensive income attributable to noncontrolling interests	-	-	-	-	-	76,549	76,549
Comprehensive income attributable to shareholders of FMC-AG & Co. KGaA	$2,294	$695,403	$8,605	$500,057	$573,681	$(1,180,447)	$599,593

	For the nine months ended September 30, 2012
	Issuer	Guarantors			Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH

Net Income	$3,248	$929,697	$14,123	$645,824	$995,862	$(1,563,115)	$1,025,639
Gain (loss) related to cash flow hedges	-	(6,629)	(9)	11,725	9,806	-	14,893
Actuarial gain (loss) on defined benefit pension plans	-	22	276	13,229	10	-	13,537
Gain (loss) related to foreign currency translation	-	(14,402)	2	-	49,371	(2,180)	32,791
Income tax (expense) benefit related to components of other comprehensive income	-	3,629	(76)	(9,845)	(22,242)	-	(28,534)
Other comprehensive income (loss), net of tax	-	(17,380)	193	15,109	36,945	(2,180)	32,687
Total comprehensive income	$3,248	$912,317	$14,316	$660,933	$1,032,807	$(1,565,295)	$1,058,326
Comprehensive income attributable to noncontrolling interests	-	-	-	-	-	97,183	97,183
Comprehensive income attributable to shareholders of FMC-AG & Co. KGaA	$3,248	$912,317	$14,316	$660,933	$1,032,807	$(1,662,478)	$961,143

Acquisition of Liberty Dialysis Holdings (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011
Business Acquisition [Line Items]
Trade accounts receivable	$ 2,955,299		$ 2,955,299		$ 2,798,318
Other current assets	936,304		936,304		1,035,366
Goodwill	11,318,784		11,318,784		9,186,650
Income tax payable, current	159,509		159,509		162,354
Short Term Borrowings Due To Related Parties Current Acquisitions	94,611		94,611		28,013
Revenue	3,417,938	3,184,066	10,094,666	9,305,540
Operating income	567,642	533,734	1,659,433	1,488,362
Liberty Dialysis Holdings [Member]
Business Acquisition [Line Items]
Business Acquisition Description Of Acquired Entity	On February 28, 2012, the Company acquired 100% of the equity of Liberty Dialysis Holdings, Inc. (“LD Holdings”), the owner of Liberty Dialysis and owner of a 51% stake in Renal Advantage Partners, LLC (the “Liberty Acquisition”) and accounted for this transaction as a business combination, subject to finalization of the acquisition accounting which will be finalized when certain information arranged to be obtained has been received. LD Holdings mainly provides dialysis services in the United States through the 263 clinics it owns (the “Acquired Clinics”). As we expressly disclose in the Form 20-F (see Item 4B, “Information on the Company – Business Overview – Our Strategy and Competitive Strengths,”) it is part of our stated strategy to expand and complement our existing business through acquisitions. Generally, these acquisitions do not change our business model and are easy to integrate without disruption to our existing business, requiring little or no realignment of our structures. The Liberty Acquisition is consistent in this regard as it involves the acquisition of dialysis clinics, a business in which we are already engaged and, therefore, merely supplements our existing business. Total consideration for the Liberty Acquisition was $2,180,029, consisting of $1,695,330 cash, net of cash acquired and $484,699 non-cash consideration. Accounting standards for business combinations require previously held equity interests to be fair valued with the difference to book value to be recognized as a gain or loss in income. Prior to the Liberty Acquisition, the Company had a 49% equity investment in Renal Advantage Partners, LLC, the fair value of which, $201,915, is included as non-cash consideration. The estimated fair value has been determined based on the discounted cash flow method, utilizing an approximately 13% discount rate. In addition to the Company’s investment, it also had a loan receivable of $279,793 from Renal Advantage Partners, LLC which was retired as part of the transaction.
Other current assets	162,768		162,768
Trade accounts receivable	156,444		156,444
Other current assets	29,816		29,816
Deferred Tax Asset	14,932		14,932
Property, plant and equipment	174,400		174,400
Intangible assets and other assets	86,358		86,358
Goodwill	1,990,476		1,990,476
Accounts payable, accrued expenses and other current liabilities	(128,865)		(128,865)
Income tax payable, current	(42,697)		(42,697)
Short Term Borrowings Due To Related Parties Current Acquisitions	(72,101)		(72,101)
Other Liabilities	(26,402)		(26,402)
Noncontrolling interests (subject and not subject to put provisions)	(165,100)		(165,100)
Long Term Note Receivable Acquisitions	(282,784)		(282,784)
Revenue			503
Operating income			$ 125

Acquisition of Liberty Dialysis Holdings - Pro Forma (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011
Pro Forma [Line Items]
Pro forma net revenue	$ 3,415,472	$ 3,345,553	$ 10,197,670	$ 9,774,145
Pro forma net income attributable to the shareholders of FMC-AG & co. KGaA	$ 268,467	$ 280,408	$ 797,867	$ 760,089
Pro forma income per ordinary share
Basic	$ 0.88	$ 0.92	$ 2.62	$ 2.51
Fully diluted	$ 0.87	$ 0.92	$ 2.6	$ 2.5

Patient Service Revenue (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Patient Service Revenue By Payor [Line Items]
Patient Service Revenue by Payor	$ 6,214,098	$ 5,455,637
Medicare ESRD program
Patient Service Revenue By Payor [Line Items]
Patient Service Revenue by Payor	2,955,411	2,679,446
Hospitals
Patient Service Revenue By Payor [Line Items]
Patient Service Revenue by Payor	299,067	283,752
Private
Patient Service Revenue By Payor [Line Items]
Patient Service Revenue by Payor	2,671,895	2,266,063
Medicaid and other government sources
Patient Service Revenue By Payor [Line Items]
Patient Service Revenue by Payor	$ 287,726	$ 226,375

Related Party Transactions (Details)	3 Months Ended	9 Months Ended		9 Months Ended		3 Months Ended		12 Months Ended	3 Months Ended		12 Months Ended	3 Months Ended		12 Months Ended	3 Months Ended		12 Months Ended	3 Months Ended		12 Months Ended	9 Months Ended		3 Months Ended		12 Months Ended	3 Months Ended		12 Months Ended	3 Months Ended	9 Months Ended
	Sep. 30, 2012 USD ($)	Sep. 30, 2012 USD ($)	Dec. 31, 2011 USD ($)	Sep. 30, 2012 Fresenius SE [Member] USD ($)	Sep. 30, 2012 Fresenius SE [Member] EUR (€)	Sep. 30, 2012 Fresenius SE [Member] Services Provided By Related Party [Member] USD ($)	Sep. 30, 2011 Fresenius SE [Member] Services Provided By Related Party [Member] USD ($)	Dec. 31, 2010 Fresenius SE [Member] Services Provided By Related Party [Member] USD ($)	Sep. 30, 2012 Fresenius SE [Member] Services Provided To Related Party [Member] USD ($)	Sep. 30, 2011 Fresenius SE [Member] Services Provided To Related Party [Member] USD ($)	Dec. 31, 2010 Fresenius SE [Member] Services Provided To Related Party [Member] USD ($)	Sep. 30, 2012 Fresenius SE [Member] Operating Lease Agreements [Member] USD ($)	Sep. 30, 2011 Fresenius SE [Member] Operating Lease Agreements [Member] USD ($)	Dec. 31, 2010 Fresenius SE [Member] Operating Lease Agreements [Member] USD ($)	Sep. 30, 2012 Fresenius SE [Member] Sales To Related Party [Member] USD ($)	Sep. 30, 2011 Fresenius SE [Member] Sales To Related Party [Member] USD ($)	Dec. 31, 2010 Fresenius SE [Member] Sales To Related Party [Member] USD ($)	Sep. 30, 2012 Fresenius SE [Member] Purchases From Related Party [Member] USD ($)	Sep. 30, 2011 Fresenius SE [Member] Purchases From Related Party [Member] USD ($)	Dec. 31, 2010 Fresenius SE [Member] Purchases From Related Party [Member] USD ($)	Sep. 30, 2012 General Partner [Member] USD ($)	Sep. 30, 2012 General Partner [Member] EUR (€)	Sep. 30, 2012 General Partner [Member] Services Provided By Related Party [Member] USD ($)	Sep. 30, 2011 General Partner [Member] Services Provided By Related Party [Member] USD ($)	Dec. 31, 2010 General Partner [Member] Services Provided By Related Party [Member] USD ($)	Sep. 30, 2012 APP Inc [Member] Purchases From Related Party [Member] USD ($)	Sep. 30, 2011 APP Inc [Member] Purchases From Related Party [Member] USD ($)	Dec. 31, 2010 APP Inc [Member] Purchases From Related Party [Member] USD ($)	Sep. 30, 2012 Equity Method Investees [Member] Sales To Related Party [Member] USD ($)	Sep. 30, 2012 Fresenius SE Subsidiary [Member] USD ($)
Related Party Transactions [Line Items]
FSE ownership percentage	$ 30.30%
Amount of transaction						60,634,000	51,357,000	44,607,000	4,396,000	4,918,000	4,746,000	18,779,000	19,442,000	15,135,000	16,802,000	14,579,000	11,468,000	35,572,000	39,350,000	33,443,000			12,243,000	9,772,000	8,773,000	12,820,000	18,900,000	23,365,000	655,000
Due to related parties	$ 126,752,000	$ 126,752,000	$ 111,226,000	$ 50,815,000	€ 39,300,000																$ 1,940,000	€ 1,500,000								$ 41,856,000
Interest rate				1.37%	1.37%																1.34%	1.34%								6.12%
Date of repayment		May 23, 2014		Oct 31, 2012	Oct 31, 2012																Aug 19, 2011	Aug 19, 2011								Apr 14, 2013

Inventories (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011
Inventories (Details) [Abstract]
Raw materials and purchased components	$ 180,254	$ 163,030
Work in process	87,744	60,128
Finished goods	624,941	610,569
Health care supplies	133,175	133,769
Inventories	$ 1,026,114	$ 967,496

Short-term Borrowings and Other Financial Liabilities and Short-term Borrowings from Related Parties (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2012 Fresenius SE [Member]	Sep. 30, 2012 General Partner [Member]
Short Term Borrowings Other Financial Liabilities And Short Term Borrowings From Related Parties (Details) [Abstract]
Borrowings under lines of credit	$ 113,922	$ 91,899
Accounts receivable facility	555	6,902
Related Party Transaction [Line Items]
Related Party Transaction Rate			1.37%	1.34%
Short-term borrowings and other financial liabilities	114,477	98,801
Short Term Borrowings Due To Related Parties Current Acquisitions	94,611	28,013
Short-term borrowings, Other financial liabilities and Short-term borrowings from related parties	$ 209,088	$ 126,814

Long-term Debt and Capital Lease Obligations (Details) In Thousands, unless otherwise specified	3 Months Ended																3 Months Ended				3 Months Ended
	Sep. 30, 2012 USD ($)	Sep. 30, 2011 USD ($)	Dec. 31, 2011 USD ($)	Sep. 30, 2012 Amended 2006 Senior Credit Agreement [Member] USD ($)	Sep. 30, 2012 Senior Credit Agreement 2012 Member [Member] USD ($)	Sep. 30, 2012 Long Term Debt [Member] USD ($)	Dec. 31, 2011 Long Term Debt [Member] USD ($)	Dec. 31, 2011 Amended 2006 Senior Credit Agreement [Member] USD ($)	Sep. 30, 2012 Term Loan A [Member] USD ($)	Dec. 31, 2011 Term Loan A [Member] USD ($)	Sep. 30, 2012 Term Loan B [Member] USD ($)	Dec. 31, 2011 Term Loan B [Member] USD ($)	Sep. 30, 2012 Revolving Credit Facility [Member] USD ($)	Dec. 31, 2011 Revolving Credit Facility [Member] USD ($)	Sep. 30, 2012 Senior Notes [Member] USD ($)	Dec. 31, 2011 Senior Notes [Member] USD ($)	Sep. 30, 2012 Senior Notes 5.25 Percent [Member]	Sep. 30, 2012 Senior Notes January 2012 [Member]	Sep. 30, 2012 Senior Notes January 2012 5 5/8% [Member] USD ($)	Sep. 30, 2012 Seniornotesjanuary 2012578 [Member] USD ($)	Sep. 30, 2012 Senior Notes Janaury 2012 Euro [Member] USD ($)	Sep. 30, 2012 Senior Notes Janaury 2012 Euro [Member] EUR (€)	Sep. 30, 2012 Euro Notes [Member] USD ($)	Dec. 31, 2011 Euro Notes [Member] USD ($)	Sep. 30, 2012 EIB Agreements [Member] USD ($)	Dec. 31, 2011 EIB Agreements [Member] USD ($)
Debt Instrument [Line Items]
Senior Credit Agreement				$ 2,159,166				$ 2,795,589
Senior Long Term Notes															4,708,296	2,883,009							251,327	258,780	320,638	345,764
Capital lease obligations	15,777		17,993
Other	230,156		248,951
Long-term debt and capital lease obligations	8,232,360		7,084,586
Less current maturities	498,694		1,589,776
Total long-term debt less current maturities	7,733,666		5,494,810
Revolving credit maximum amount available	3,083,792		3,936,619		3,850				1,125,000	1,215,000	758,792	1,521,619	1,200,000	1,200,000
Revolving credit balance outstanding	2,159,166		2,795,589						1,125,000	1,215,000	758,792	1,521,619	275,374	58,970
Line of credit outstanding which reduces available borrowings under the revolving credit facility	160,188	180,766
Senior Notes Issued January 2012 [Abstract]
Issuance date																		January 26, 2012
Issuer																	FMC Finance VIII S.A.	Fresenius Medical Care US Finance II, Inc.
Face amount																			800,000	700,000	328,625	250,000
Stated interest rate																			5.63%	5.88%	5.25%	5.25%
Maturity date																		Jul 31, 2019			Jul 31, 2019	Jul 31, 2019
Call feature																		US Finance and Finance VII may redeem the 5.625% and 5.875% Senior Notes and 5.25% Senior Notes, respectively, at any time at 100% of principal plus accrued interest and a premium calculated pursuant to the terms of the applicable indenture. The holders of the 5.625% and 5.875% Senior Notes and the 5.25% Senior Notes have a right to request that the respective issuers of the notes repurchase the applicable issue of notes at 101% of principal plus accrued interest upon the occurrence of a change of control of the Company followed by a decline in the rating of the respective notes.
Proceeds from debt issuance	1,807,139
Accounts receivable facility	$ 555		$ 6,902			$ 547,000	$ 534,500

Stock Options (Details) In Thousands, except Share data, unless otherwise specified	Sep. 30, 2012 EUR (€)	Sep. 30, 2012 Stock Option 2011 Plan [Member] USD ($)	Sep. 30, 2012 Stock Option 2011 Plan [Member] EUR (€)	Sep. 30, 2012 Stock Option 2011 Plan [Member] Management Board General Partner [Member]	Sep. 30, 2012 Phantom Stock 2011 Plan [Member] USD ($)	Sep. 30, 2012 Phantom Stock 2011 Plan [Member] EUR (€)	Sep. 30, 2012 Phantom Stock 2011 Plan [Member] Management Board General Partner [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Conditional capital increase			€ 12,000
Common stock no par value (in Euros)	€ 1		€ 1
Stock option expiration period		eight years			five years	five years
Stock option vesting period		four years			four years	four years
Awards granted		2,102,947		310,005	173,819	173,819	23,407
Weighted average exercise price		$ 70.17	€ 57.3
Weighted average fair value per share granted		$ 15.53			$ 69.41	€ 53.68
Total fair value of granted shares		$ 32,654			$ 12,065

Earnings Per Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011
Numerators:
Income attributable to the Company	$ 269,862	$ 279,255	$ 929,697	$ 760,717
Less: Dividend preference on Preference shares	25	28	76	83
Income available to all classes of shares	$ 269,837	$ 279,227	$ 929,621	$ 760,634
Denominators:
Weighted average number of ordinary shares outstanding	301,531,173	299,280,448	300,720,312	298,714,674
Weighted average number of preference shares outstanding	3,971,607	3,964,914	3,968,082	3,960,315
Total weighted average shares outstanding	305,502,780	303,245,362	304,688,394	302,674,989
Potentially dilutive Ordinary shares	2,008,318	1,869,658	1,740,599	1,588,786
Potentially dilutive Preference shares	17,392	20,342	17,209	20,099
Total weighted average Ordinary shares outstanding assuming dilution	303,539,491	301,150,106	302,460,911	300,303,460
Total weighted average Preference shares outstanding assuming dilution	3,988,999	3,985,256	3,985,291	3,980,414
Basic income per Ordinary share	$ 0.88	$ 0.92	$ 3.05	$ 2.51
Plus preference per Preference shares	$ 0.01	$ 0.01	$ 0.02	$ 0.02
Basic income per Preference share	$ 0.89	$ 0.93	$ 3.07	$ 2.53
Fully diluted income per Ordinary share	$ 0.88	$ 0.92	$ 3.03	$ 2.5
Plus preference per Preference shares	$ 0	$ 0	$ 0.02	$ 0.02
Fully diluted income per Preference share	$ 0.88	$ 0.92	$ 3.05	$ 2.52

Employee Benefit Plans (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011
Components Of Net Periodic Benefit Cost [Abstract]
Service cost	$ 2,645	$ 2,685	$ 7,982	$ 8,042
Interest cost	6,590	6,371	19,528	18,546
Expected return on plan assets	(3,796)	(4,600)	(11,446)	(13,150)
Amortization of unrealized losses		2,129	13,537	5,730
Net periodic benefit costs	$ 10,233	$ 6,585	$ 29,601	$ 19,168

Noncontrolling Interests Subject to Put Provisions (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011
Noncontrolling Interests Subject To Put Provisions (Details) [Abstract]
Potential obligations under the put provisions	$ 546,266	$ 410,491	$ 546,266	$ 410,491
Temporary Equity [Line Items]
Noncontrolling interests subject to put provisions beginning balance			410,491
Dividends paid			271,733		280,649
Purchase (sale) of noncontrolling interests			80,998		3,789
Cash contributions from noncontrolling interests			58,472		59,066
Changes in fair value of noncontrolling interests			(43,498)		(86,233)
Net Income	306,641	302,864	1,025,639	838,063
Other comprehensive income (loss), net of tax	87,276	(325,126)	32,687	(161,921)
Noncontrolling interests subject to put provisions ending balance	546,266		546,266		410,491
Put provisions exercisable	139,470		139,470
Noncontrolling interests subject to put provisions [Member]
Temporary Equity [Line Items]
Noncontrolling interests subject to put provisions beginning balance			279,709
Dividends paid			(37,295)		(43,104)
Purchase (sale) of noncontrolling interests			83,000		37,786
Cash contributions from noncontrolling interests			4,955		7,222
Changes in fair value of noncontrolling interests			43,498		86,233
Net Income			41,622		42,857
Other comprehensive income (loss), net of tax			(5)		(212)
Noncontrolling interests subject to put provisions ending balance					$ 279,709

Commitments and Contingencies (Details) (Insurance Claims [Member], USD $) In Thousands, unless otherwise specified	Sep. 30, 2012
Insurance Claims [Member]
Loss Contingencies [Line Items]
Loss Contingency Accrual Carrying Value Current	$ 115,000

Financial Instruments (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Dec. 31, 2010
Assets:
Cash and cash equivalents	$ 619,051	$ 619,051	$ 457,292	$ 395,945	$ 522,870
Liabilities:
Short-term borrowings	114,477	114,477	98,801
Short-term borrowings from related parties	94,611	94,611	28,013
Noncontrolling interests subject to put provisions	546,266	546,266	410,491
Notional amount of foreign currency cash flow hedge derivatives	677,266	677,266	1,278,764
Notional amount of foreign currency derivative instruments not designated as hedging instruments	1,288,962	1,288,962		2,149,440
Notional amount of interest rate derivatives				2,650,000
Reclassification from accumulated OCI into earnings, time estimate	12 months	5,445
Amount of additional interest expense expected to be reclassified into earnings	19,874
The time period estimated for the anticipated transfer of interest expense into earnings	12 months
Maximum remaining maturity of foreign currency derivatives	38	38
Maximum remaining maturity of interest rate cash flow hedges		49
Euro Notes [Member]
Liabilities:
Senior Long Term Notes	251,327	251,327	258,780
Senior Notes [Member]
Liabilities:
Senior Long Term Notes	4,708,296	4,708,296	2,883,009
Carrying Reported Amount Fair Value Disclosure [Member]
Assets:
Cash and cash equivalents	619,051	619,051	457,292
Accounts receivable	3,093,384	3,093,384	2,909,326
Long-term notes receivable			234,490
Liabilities:
Accounts Payable	640,946	640,946	652,649
Short-term borrowings	114,477	114,477	98,801
Short-term borrowings from related parties	94,611	94,611	28,013
Long term debt, excluding Amended 2006 Senior Credit Agreement, Euro Notes and Senior Notes	1,113,571	1,113,571	1,147,208
Senior Credit Agreement	2,159,166	2,159,166	2,795,589
Noncontrolling interests subject to put provisions	546,266	546,266	410,491
Carrying Reported Amount Fair Value Disclosure [Member] | Euro Notes [Member]
Liabilities:
Senior Long Term Notes	251,327	251,327	258,780
Carrying Reported Amount Fair Value Disclosure [Member] | Senior Notes [Member]
Liabilities:
Senior Long Term Notes	4,708,296	4,708,296	2,883,009
Portion At Fair Value Fair Value Disclosure [Member]
Assets:
Cash and cash equivalents	619,051	619,051	457,292
Accounts receivable	3,093,384	3,093,384	2,909,326
Long-term notes receivable			233,514
Liabilities:
Accounts Payable	640,946	640,946	652,649
Short-term borrowings	114,477	114,477	98,801
Short-term borrowings from related parties	94,611	94,611	28,013
Long term debt, excluding Amended 2006 Senior Credit Agreement, Euro Notes and Senior Notes	1,113,571	1,113,571	1,147,208
Senior Credit Agreement	2,147,613	2,147,613	2,774,951
Noncontrolling interests subject to put provisions	546,266	546,266	410,491
Portion At Fair Value Fair Value Disclosure [Member] | Euro Notes [Member]
Liabilities:
Senior Long Term Notes	254,383	254,383	265,655
Portion At Fair Value Fair Value Disclosure [Member] | Senior Notes [Member]
Liabilities:
Senior Long Term Notes	$ 5,126,310	$ 5,126,310	$ 2,989,307

Financial Instruments (Details 1) (Significant Observable Inputs (Level 2), USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011
Designated As Hedging Instrument [Member]
Derivatives Fair Value [Line Items]
Assets	$ 4,759	$ 4,859
Liabilities	(19,335)	(160,269)
Nondesignated as Hedging Instrument [Member]
Derivatives Fair Value [Line Items]
Assets	9,718	58,142
Liabilities	(22,562)	(38,701)
Foreign Exchange Contract Current [Member] | Designated As Hedging Instrument [Member]
Derivatives Fair Value [Line Items]
Assets	3,450	4,117
Liabilities	(13,330)	(24,908)
Foreign Exchange Contract Current [Member] | Nondesignated as Hedging Instrument [Member]
Derivatives Fair Value [Line Items]
Assets	9,352	56,760
Liabilities	(22,181)	(37,242)
Interest Rate Contract Current Dollar [Member] | Designated As Hedging Instrument [Member]
Derivatives Fair Value [Line Items]
Liabilities		(130,579)
Foreign Exchange Contract Non Current [Member] | Designated As Hedging Instrument [Member]
Derivatives Fair Value [Line Items]
Assets	1,309	742
Liabilities		(3,706)
Foreign Exchange Contract Non Current [Member] | Nondesignated as Hedging Instrument [Member]
Derivatives Fair Value [Line Items]
Assets	366	1,382
Liabilities	(381)	(1,459)
Interest Rate Contract Non Current Dollar [Member] | Designated As Hedging Instrument [Member]
Derivatives Fair Value [Line Items]
Liabilities	$ (5,703)	$ (1,076)

Financial Instruments (Details 2) (USD $) In Thousands, unless otherwise specified	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Derivative Instruments Gain Loss [Line Items]
Amount of (Gain) or Loss Recognized in Income on Derivatives	$ 12,242	$ 2,406
Designated As Hedging Instrument [Member]
Derivative Instruments Gain Loss [Line Items]
Amount of Gain or (Loss) Recognized in OCI on Derivatives (Effective Portion)	2,651	(91,727)
Designated As Hedging Instrument [Member] | Interest Rate Contract [Member]
Derivative Instruments Gain Loss [Line Items]
Amount of Gain or (Loss) Recognized in OCI on Derivatives (Effective Portion)	(12,040)	(77,924)
Designated As Hedging Instrument [Member] | Foreign Exchange Contract [Member]
Derivative Instruments Gain Loss [Line Items]
Amount of Gain or (Loss) Recognized in OCI on Derivatives (Effective Portion)	14,691	(13,803)
Nondesignated as Hedging Instrument [Member]
Derivative Instruments Gain Loss [Line Items]
Amount of (Gain) or Loss Recognized in Income on Derivatives	8,088	(62,252)
Interest Income Expense [Member] | Interest Rate Contract [Member]
Derivative Instruments Gain Loss [Line Items]
Amount of (Gain) or Loss Recognized in Income on Derivatives	17,014	3,987
Interest Income Expense [Member] | Foreign Exchange Contract [Member]
Derivative Instruments Gain Loss [Line Items]
Amount of (Gain) or Loss Recognized in Income on Derivatives	228	273
Interest Income Expense [Member] | Nondesignated as Hedging Instrument [Member] | Foreign Exchange Contract [Member]
Derivative Instruments Gain Loss [Line Items]
Amount of (Gain) or Loss Recognized in Income on Derivatives	4,940	5,492
Cost Of Sale [Member] | Foreign Exchange Contract [Member]
Derivative Instruments Gain Loss [Line Items]
Amount of (Gain) or Loss Recognized in Income on Derivatives	(5,000)	(1,854)
Selling, General and Administrative Expense [Member] | Nondesignated as Hedging Instrument [Member] | Foreign Exchange Contract [Member]
Derivative Instruments Gain Loss [Line Items]
Amount of (Gain) or Loss Recognized in Income on Derivatives	$ 3,148	$ (67,744)

Business Segment Information (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011
Entity-Wide Information, Revenue from External Customer [Line Items]
Net revenue from external customers	$ 3,417,938	$ 3,184,066	$ 10,094,666	$ 9,305,540
Segment depreciation and amortization	(152,212)	(141,422)	(446,463)	(413,695)
Operating income	567,642	533,734	1,659,433	1,488,362
Income from equity method investees	5,317	5,940	14,672	22,402
Segment assets	21,860,333		21,860,333		19,532,850
thereof investment in equity method investees	623,078		623,078		692,025
Capital expenditures, acquisitions and investments	213,191	207,057	2,238,793	1,567,899
Segment Total [Member]
Entity-Wide Information, Revenue from External Customer [Line Items]
Net revenue from external customers	3,412,086	3,179,209	10,072,353	9,292,631
Inter - segment revenue	2,501	2,333		5,842
Segment revenue	3,414,587	3,181,542	10,081,394	9,298,473
Segment depreciation and amortization	(123,388)	(110,602)	(360,359)	(328,554)
Operating income	615,580	579,720	1,796,633	1,614,437
Income from equity method investees	6,695	5,940	18,144	22,402
Segment assets	19,641,896	16,518,863	19,641,896	16,518,863
thereof investment in equity method investees	627,267	330,016	627,267	330,016
Capital expenditures, acquisitions and investments	163,541	166,433	2,125,405	1,467,271
North America [Member]
Entity-Wide Information, Revenue from External Customer [Line Items]
Net revenue from external customers	2,248,724	1,991,773	6,602,000	5,887,514
Inter - segment revenue	2,501	2,333	9,041	5,842
Segment revenue	2,251,225	1,994,106	6,611,041	5,893,356
Segment depreciation and amortization	(79,446)	(65,935)	(230,575)	(200,717)
Operating income	420,316	374,688	1,199,234	1,035,251
Income from equity method investees	6,642	5,866	17,962	22,233
Segment assets	13,806,253	11,264,589	13,806,253	11,264,589
thereof investment in equity method investees	257,324	324,539	257,324	324,539
Capital expenditures, acquisitions and investments	108,286	102,503	1,970,330	564,928
Exclusion of non-cash acquisitions			6,000
International [Member]
Entity-Wide Information, Revenue from External Customer [Line Items]
Net revenue from external customers	1,163,362	1,187,436	3,470,353	3,405,117
Inter - segment revenue			9,041
Segment revenue	1,163,362	1,187,436	3,470,353	3,405,117
Segment depreciation and amortization	(43,942)	(44,667)	(129,784)	(127,837)
Operating income	195,264	205,032	597,399	579,186
Income from equity method investees	53	74	182	169
Segment assets	5,835,643	5,254,274	5,835,643	5,254,274
thereof investment in equity method investees	369,943	5,477	369,943	5,477
Capital expenditures, acquisitions and investments	55,255	63,930	155,075	902,343
Exclusion of non-cash acquisitions			1,731	8,884
Corporate [Member]
Entity-Wide Information, Revenue from External Customer [Line Items]
Net revenue from external customers	5,852	4,857	22,313	12,909
Inter - segment revenue	(2,501)	(2,333)	(9,041)	(5,842)
Segment revenue	3,351	2,524	13,272	7,067
Segment depreciation and amortization	(28,824)	(30,820)	(86,104)	(85,141)
Operating income	(47,938)	(45,986)	(137,200)	(126,075)
Income from equity method investees	(1,378)		(3,472)
Segment assets	2,218,437	2,105,882	2,218,437	2,105,882
thereof investment in equity method investees	(4,189)		(4,189)
Capital expenditures, acquisitions and investments	49,650	40,624	113,388	100,628
Exclusion of non-cash acquisitions				$ 2,125

Subsequent Events (Details) In Thousands, unless otherwise specified	9 Months Ended				9 Months Ended
	Sep. 30, 2012 Credit Agreement 2012 [Member] USD ($)	Sep. 30, 2012 Term Loan A Member Credit Agreement [Member] USD ($)	Sep. 30, 2012 Revolving Credit Facility 2012 Euros [Member] EUR (€)	Sep. 30, 2012 Revolving Credit Facility 2012 Dollars [Member] USD ($)	Sep. 30, 2012 Revolving Credit Facility 2012 [Member] USD ($)	Sep. 30, 2012 Term Loan A Multicurrency [Member] USD ($)
Senior Credit Agreement 2012 [Abstract]
Debt Instrument Issuance Date	October 30, 2012
Debt Instrument Face Amount	$ 3,850	$ 1,250	€ 500	$ 200		$ 400
Accounts receivable facility					2,600
Dividend Payment Restrictions Schedule Description	€300,000
Debt Instrument Periodic Payment Principal					50
Amount of periodic principal payments					$ 50
Debt Instrument Frequency Of Periodic Payment					17

Supplementary Cash Flow Information (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Supplementary cash flow information:
Cash paid for interest	$ 316,734	$ 210,423
Cash paid for income taxes, net of tax refund	414,657	350,268
Cash inflow for income taxes from stock option exercises	17,588	9,565
Supplemental disclosures of cash flow information, details for acquisitions:
Assets acquired	(2,434,645)	(958,241)
Liabilities assumed	282,789	65,805
Noncontrolling interest	105,863	1,441
Notes assumed in connection with acquisition	4,720	10,600
Noncontrolling Interest Subject To Put Provisions	86,729
Cash paid	(1,954,544)	(880,395)
Less cash acquired	171,795	12,607
Net cash paid for acquisition	$ (1,782,749)	$ (867,788)

Supplemental Condensed Combining Information (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements of Income
Net revenue	$ 3,417,938	$ 3,184,066	$ 10,094,666	$ 9,305,540
Cost of revenues	2,305,627	2,123,792	6,785,972	6,268,373
Gross profit	1,112,311	1,060,274	3,308,694	3,037,167
Selling, general and administrative			1,565,934	1,468,261
Research and development	27,867	27,612	83,327	80,544
Operating income	567,642	533,734	1,659,433	1,488,362
Other (income) expense:
Interest, net			311,040	214,242
Gain on the sale of dialysis clinics	(58)		(34,019)
Income before income taxes	459,677	465,661	1,487,993	1,274,120
Income tax expense	153,036	162,797	462,354	436,057
Net Income	306,641	302,864	1,025,639	838,063
(Loss) gain related to cash flow hedges	6,651	(91,450)	14,893	(89,321)
Actuarial gains (losses) on defined benefit pension plans	4,794	2,111	13,537	5,676
(Loss) gain related to foreign currency translation	80,407	(273,089)	32,791	(106,731)
Income tax (expense) benefit related to components of other comprehensive income	(4,576)	37,302	(28,534)	28,455
Less: Net income attributable to noncontrolling interests	36,779	23,609	95,942	77,346
Income attributable to the Company	269,862	279,255	929,697	760,717
Current assets:
Cash and cash equivalents	619,051	395,945	619,051	395,945	457,292	522,870
Trade accounts receivable less allowance for doubtful accounts of $312,041 in 2012 and $299,751 in 2011	2,955,299		2,955,299		2,798,318
Accounts receivable from related parties	138,085		138,085		111,008
Inventories	1,026,114		1,026,114		967,496
Prepaid expenses and other current assets	936,304		936,304		1,035,366
Deferred tax asset, current	268,927		268,927		325,539
Total current assets	5,943,780		5,943,780		5,695,019
Property, plant and equipment, net	2,872,588		2,872,588		2,629,701
Intangible assets	719,098		719,098		686,652
Goodwill	11,318,784		11,318,784		9,186,650
Deferred tax asset, non-current	92,062		92,062		88,159
Total assets	21,860,333		21,860,333		19,532,850
Current liabilities:
Accounts payable	514,194		514,194		541,423
Accounts payable to related parties	126,752		126,752		111,226
Accrued expenses and other current liabilities	1,809,099		1,809,099		1,704,273
Short-term borrowings and other financial liabilities	114,477		114,477		98,801
Short Term Borrowings Due To Related Parties Current Acquisitions	94,611		94,611		28,013
Current portion of long-term debt and capital lease obligations	498,694		498,694		1,589,776
Income tax payable, current	159,509		159,509		162,354
Deferred tax liability, current	34,278		34,278		26,745
Total current liabilities	3,351,614		3,351,614		4,262,611
Total long-term debt less current maturities	7,733,666		7,733,666		5,494,810
Other liabilities	267,596		267,596		236,628
Pension liabilities	296,997		296,997		290,493
Income tax payable, non-current	153,386		153,386		189,000
Deferred tax liability, non-current	617,454		617,454		587,800
Total liabilities	12,420,713		12,420,713		11,061,342
Noncontrolling interests subject to put provisions	546,266		546,266		410,491
Company shareholders' equity	8,635,666		8,635,666		7,901,552
Noncontrolling interests not subject to put provisions	257,688		257,688		159,465
Total equity	8,893,354		8,893,354		8,061,017	7,523,911
Total liabilities and equity	21,860,333		21,860,333		19,532,850
Consolidated Statements of Comprehensive Income
Net Income	306,641	302,864	1,025,639	838,063
(Loss) gain related to cash flow hedges	6,651	(91,450)	14,893	(89,321)
Actuarial gains (losses) on defined benefit pension plans	4,794	2,111	13,537	5,676
(Loss) gain related to foreign currency translation	80,407	(273,089)	32,791	(106,731)
Income tax (expense) benefit related to components of other comprehensive income	(4,576)	37,302	(28,534)	28,455
Other comprehensive income (loss), net of tax	87,276	(325,126)	32,687	(161,921)
Total comprehensive income	393,917	(22,262)	1,058,326	676,142
Comprehensive income attributable to noncontrolling interests	(37,934)	(21,787)	(97,183)	(76,549)
Comprehensive income attributable to the Company	355,983	(44,049)	961,143	599,593
FMCH [Member]
Other (income) expense:
Income attributable to the Company			645,824
Issuers [Member] | FMCH [Member]
Other (income) expense:
Interest, net				68,045
Issuers [Member] | FMC US Finance [Member]
Consolidated Statements of Income
Selling, general and administrative				1
Operating income				(1)
Other (income) expense:
Interest, net			(5,125)	(3,640)
Income before income taxes			5,125	3,639
Income tax expense			1,877	1,345
Net Income			3,248	2,294
Income attributable to the Company			3,248	2,294
Current assets:
Cash and cash equivalents	0	22	0	22	1
Accounts receivable from related parties	1,251,667		1,251,667		1,273,649
Total current assets	1,251,667		1,251,667		1,273,650
Total assets	1,251,667		1,251,667		1,273,650
Current liabilities:
Accounts payable to related parties					3,700
Accrued expenses and other current liabilities	11,833		11,833		29,771
Income tax payable, current					2,016
Total current liabilities	11,833		11,833		35,487
Total long-term debt less current maturities	1,173,630		1,173,630		1,177,329
Income tax payable, non-current	2,122		2,122
Total liabilities	1,187,585		1,187,585		1,212,816
Company shareholders' equity	64,082		64,082		60,834
Total equity	64,082		64,082		60,834
Total liabilities and equity	1,251,667		1,251,667		1,273,650
Consolidated Statements of Comprehensive Income
Net Income			3,248	2,294
Total comprehensive income			3,248	2,294
Comprehensive income attributable to the Company			3,248	2,294
Guarantors [Member] | Total FMC-AG and Co. KGaA [Member]
Consolidated Statements of Income
Selling, general and administrative			27,391	60,673
Operating income			(27,391)	(60,673)
Other (income) expense:
Interest, net			160,923	61,131
Other, net			(1,175,959)	(948,275)
Income before income taxes			987,645	826,471
Income tax expense			57,948	65,754
Net Income			929,697	760,717
(Loss) gain related to cash flow hedges			(6,629)	(110,961)
Actuarial gains (losses) on defined benefit pension plans			22
(Loss) gain related to foreign currency translation			(14,402)	12,784
Income tax (expense) benefit related to components of other comprehensive income			3,629	32,863
Income attributable to the Company			929,697	760,717
Current assets:
Cash and cash equivalents	2,755	372	2,755	372	2	147,177
Accounts receivable from related parties	3,934,285		3,934,285		3,507,671
Prepaid expenses and other current assets	72,463		72,463		195,428
Deferred tax asset, current					32,466
Total current assets	4,009,503		4,009,503		3,735,567
Property, plant and equipment, net	580		580		356
Intangible assets	573		573		266
Deferred tax asset, non-current	44,171		44,171		15,923
Other assets	10,451,385		10,451,385		8,142,771
Total assets	14,506,212		14,506,212		11,894,883
Current liabilities:
Accounts payable	1,047		1,047		668
Accounts payable to related parties	1,619,854		1,619,854		1,547,946
Accrued expenses and other current liabilities	36,874		36,874		156,119
Short-term borrowings and other financial liabilities	83		83		94
Current portion of long-term debt and capital lease obligations	419,985		419,985		295,825
Income tax payable, current	118,223		118,223		128,218
Total current liabilities	2,197,858		2,197,858		2,128,870
Total long-term debt less current maturities	511,952		511,952		507,898
Long term borrowings from related parties	3,147,756		3,147,756		1,348,717
Other liabilities	6,228		6,228		2,424
Pension liabilities	6,493		6,493		5,163
Income tax payable, non-current	259		259		259
Total liabilities	5,870,546		5,870,546		3,993,331
Company shareholders' equity	8,635,666		8,635,666		7,901,552
Total equity	8,635,666		8,635,666		7,901,552
Total liabilities and equity	14,506,212		14,506,212		11,894,883
Consolidated Statements of Comprehensive Income
Net Income			929,697	760,717
(Loss) gain related to cash flow hedges			(6,629)	(110,961)
Actuarial gains (losses) on defined benefit pension plans			22
(Loss) gain related to foreign currency translation			(14,402)	12,784
Income tax (expense) benefit related to components of other comprehensive income			3,629	32,863
Other comprehensive income (loss), net of tax			(17,380)	(65,314)
Total comprehensive income			912,317	695,403
Comprehensive income attributable to the Company			912,317	695,403
Guarantors [Member] | D GmbH [Member]
Consolidated Statements of Income
Net revenue			1,394,861	1,425,618
Cost of revenues			890,050	900,803
Gross profit			504,811	524,815
Selling, general and administrative			148,291	154,172
Research and development			51,298	51,277
Operating income			305,222	319,366
Other (income) expense:
Interest, net			1,580	5,793
Other, net			201,306	217,715
Income before income taxes			102,336	95,858
Income tax expense			88,213	88,905
Net Income			14,123	6,953
(Loss) gain related to cash flow hedges			(9)	(181)
Actuarial gains (losses) on defined benefit pension plans			276
(Loss) gain related to foreign currency translation			2	1,781
Income tax (expense) benefit related to components of other comprehensive income			(76)	52
Income attributable to the Company			14,123	6,953
Current assets:
Cash and cash equivalents	187	191	187	191	144	225
Trade accounts receivable less allowance for doubtful accounts of $312,041 in 2012 and $299,751 in 2011	165,623		165,623		143,313
Accounts receivable from related parties	1,351,900		1,351,900		1,058,327
Inventories	261,319		261,319		224,601
Prepaid expenses and other current assets	35,092		35,092		16,973
Total current assets	1,814,121		1,814,121		1,443,358
Property, plant and equipment, net	197,054		197,054		175,798
Intangible assets	58,123		58,123		54,811
Goodwill	53,750		53,750		53,788
Deferred tax asset, non-current	0		0		2,457
Other assets	649,364		649,364		653,871
Total assets	2,772,412		2,772,412		2,384,083
Current liabilities:
Accounts payable	30,098		30,098		26,463
Accounts payable to related parties	1,394,204		1,394,204		1,057,625
Accrued expenses and other current liabilities	126,250		126,250		102,410
Deferred tax liability, current	10,638		10,638		7,292
Total current liabilities	1,561,190		1,561,190		1,193,790
Long term borrowings from related parties	199,109		199,109		203,156
Other liabilities	13,901		13,901		12,977
Pension liabilities	156,201		156,201		146,555
Total liabilities	1,930,430		1,930,430		1,556,478
Company shareholders' equity	841,982		841,982		827,605
Total equity	841,982		841,982		827,605
Total liabilities and equity	2,772,412		2,772,412		2,384,083
Consolidated Statements of Comprehensive Income
Net Income			14,123	6,953
(Loss) gain related to cash flow hedges			(9)	(181)
Actuarial gains (losses) on defined benefit pension plans			276
(Loss) gain related to foreign currency translation			2	1,781
Income tax (expense) benefit related to components of other comprehensive income			(76)	52
Other comprehensive income (loss), net of tax			193	1,652
Total comprehensive income			14,316	8,605
Comprehensive income attributable to the Company			14,316	8,605
Guarantors [Member] | FMCH [Member]
Consolidated Statements of Income
Selling, general and administrative			17,612	17,424
Operating income			(17,612)	(17,424)
Other (income) expense:
Interest, net			111,308
Other, net			(723,885)	(525,845)
Income before income taxes			594,965	440,376
Income tax expense			(50,859)	(33,718)
Net Income			645,824	474,094
(Loss) gain related to cash flow hedges			11,725	37,147
Actuarial gains (losses) on defined benefit pension plans			13,229	5,676
Income tax (expense) benefit related to components of other comprehensive income			(9,845)	(16,860)
Income attributable to the Company				474,094
Current assets:
Accounts receivable from related parties	4,982,840		4,982,840		700,929
Prepaid expenses and other current assets	100		100		50
Total current assets	4,982,940		4,982,940		700,979
Other assets	8,296,313		8,296,313		10,995,245
Total assets	13,279,253		13,279,253		11,696,224
Current liabilities:
Accounts payable to related parties	3,143,570		3,143,570		1,557,976
Accrued expenses and other current liabilities	232,991		232,991		2,132
Current portion of long-term debt and capital lease obligations	50,000		50,000		1,142,224
Total current liabilities	3,426,561		3,426,561		2,702,332
Total long-term debt less current maturities					438,366
Long term borrowings from related parties	408,942		408,942		408,942
Other liabilities					183,839
Total liabilities	4,612,789		4,612,789		3,733,479
Company shareholders' equity	8,666,464		8,666,464		7,962,745
Total equity	8,666,464		8,666,464		7,962,745
Total liabilities and equity	13,279,253		13,279,253		11,696,224
Consolidated Statements of Comprehensive Income
Net Income			645,824	474,094
(Loss) gain related to cash flow hedges			11,725	37,147
Actuarial gains (losses) on defined benefit pension plans			13,229	5,676
Income tax (expense) benefit related to components of other comprehensive income			(9,845)	(16,860)
Other comprehensive income (loss), net of tax			15,109	25,963
Total comprehensive income			660,933	500,057
Comprehensive income attributable to the Company			660,933	500,057
Non Guarantor Subsidiaries [Member]
Consolidated Statements of Income
Net revenue			10,838,232	9,986,851
Cost of revenues			8,014,600	7,439,187
Gross profit			2,823,632	2,547,664
Selling, general and administrative			1,336,427	1,240,980
Research and development			32,029	29,267
Operating income			1,455,176	1,277,417
Other (income) expense:
Interest, net			43,204	94,962
Gain on the sale of dialysis clinics			(139,600)
Income before income taxes			1,551,572	1,182,455
Income tax expense			555,710	483,737
Net Income			995,862	698,718
(Loss) gain related to cash flow hedges			9,806	(15,326)
Actuarial gains (losses) on defined benefit pension plans			10	0
(Loss) gain related to foreign currency translation			49,371	(122,111)
Income tax (expense) benefit related to components of other comprehensive income			(22,242)	12,400
Income attributable to the Company			995,862	698,718
Current assets:
Cash and cash equivalents	616,159	395,360	616,159	395,360	457,145	342,524
Trade accounts receivable less allowance for doubtful accounts of $312,041 in 2012 and $299,751 in 2011	2,789,676		2,789,676		2,655,005
Accounts receivable from related parties	7,700,937		7,700,937		4,214,468
Inventories	893,425		893,425		857,521
Prepaid expenses and other current assets	827,944		827,944		834,932
Deferred tax asset, current	270,189		270,189		266,164
Total current assets	13,098,330		13,098,330		9,285,235
Property, plant and equipment, net	2,791,603		2,791,603		2,560,913
Intangible assets	660,402		660,402		631,575
Goodwill	11,265,034		11,265,034		9,132,862
Deferred tax asset, non-current	110,147		110,147		125,462
Other assets	(5,004,492)		(5,004,492)		(6,082,225)
Total assets	22,921,024		22,921,024		15,653,822
Current liabilities:
Accounts payable	483,049		483,049		514,292
Accounts payable to related parties	13,108,157		13,108,157		6,697,551
Accrued expenses and other current liabilities	1,393,154		1,393,154		1,406,886
Short-term borrowings and other financial liabilities	114,394		114,394		98,707
Short Term Borrowings Due To Related Parties Current Acquisitions	94,611		94,611		(25,820)
Current portion of long-term debt and capital lease obligations	28,709		28,709		151,727
Income tax payable, current	41,819		41,819		32,120
Deferred tax liability, current	63,879		63,879		28,799
Total current liabilities	15,327,772		15,327,772		8,904,262
Total long-term debt less current maturities	8,287,790		8,287,790		7,372,794
Long term borrowings from related parties	(1,875,798)		(1,875,798)		(399,065)
Other liabilities	223,777		223,777		11,553
Pension liabilities	134,303		134,303		138,775
Income tax payable, non-current	35,961		35,961		50,309
Deferred tax liability, non-current	639,289		639,289		608,444
Total liabilities	22,773,094		22,773,094		16,687,072
Noncontrolling interests subject to put provisions	546,266		546,266		410,491
Company shareholders' equity	(656,024)		(656,024)		(1,603,206)
Noncontrolling interests not subject to put provisions	257,688		257,688		159,465
Total equity	(398,336)		(398,336)		(1,443,741)
Total liabilities and equity	22,921,024		22,921,024		15,653,822
Consolidated Statements of Comprehensive Income
Net Income			995,862	698,718
(Loss) gain related to cash flow hedges			9,806	(15,326)
Actuarial gains (losses) on defined benefit pension plans			10	0
(Loss) gain related to foreign currency translation			49,371	(122,111)
Income tax (expense) benefit related to components of other comprehensive income			(22,242)	12,400
Other comprehensive income (loss), net of tax			36,945	(125,037)
Total comprehensive income			1,032,807	573,681
Comprehensive income attributable to the Company			1,032,807	573,681
Combining Adjustment [Member]
Consolidated Statements of Income
Net revenue			(2,138,427)	(2,106,929)
Cost of revenues			(2,118,678)	(2,071,617)
Gross profit			(19,749)	(35,312)
Selling, general and administrative			36,213	(4,989)
Operating income			(55,962)	(30,323)
Other (income) expense:
Interest, net				(12,049)
Other, net			1,698,538	1,256,405
Income before income taxes			(1,753,650)	(1,274,679)
Income tax expense			(190,535)	(169,966)
Net Income			(1,563,115)	(1,104,713)
(Loss) gain related to foreign currency translation			(2,180)	815
Less: Net income attributable to noncontrolling interests			95,942	77,346
Income attributable to the Company			(1,659,057)	(1,182,059)
Current assets:
Cash and cash equivalents	(50)		(50)			32,944
Accounts receivable from related parties	(19,083,544)		(19,083,544)		(10,644,036)
Inventories	(128,630)		(128,630)		(114,626)
Prepaid expenses and other current assets	705		705		(12,017)
Deferred tax asset, current	(1,262)		(1,262)		26,909
Total current assets	(19,212,781)		(19,212,781)		(10,743,770)
Property, plant and equipment, net	(116,649)		(116,649)		(107,366)
Deferred tax asset, non-current	(62,256)		(62,256)		(55,683)
Other assets	(13,478,549)		(13,478,549)		(12,462,993)
Total assets	(32,870,235)		(32,870,235)		(23,369,812)
Current liabilities:
Accounts payable to related parties	(19,139,033)		(19,139,033)		(10,753,572)
Accrued expenses and other current liabilities	7,997		7,997		6,955
Short Term Borrowings Due To Related Parties Current Acquisitions	0		0		53,833
Income tax payable, current	(533)		(533)
Deferred tax liability, current	(42,031)		(42,031)		(9,346)
Total current liabilities	(19,173,600)		(19,173,600)		(10,702,130)
Total long-term debt less current maturities	(3,016,992)		(3,016,992)		(4,001,577)
Long term borrowings from related parties	(1,880,009)		(1,880,009)		(1,561,750)
Other liabilities	23,690		23,690		25,835
Income tax payable, non-current	115,044		115,044		138,432
Deferred tax liability, non-current	(21,864)		(21,864)		(20,644)
Total liabilities	(23,953,731)		(23,953,731)		(16,121,834)
Company shareholders' equity	(8,916,504)		(8,916,504)		(7,247,978)
Total equity	(8,916,504)		(8,916,504)		(7,247,978)
Total liabilities and equity	(32,870,235)		(32,870,235)		(23,369,812)
Consolidated Statements of Comprehensive Income
Net Income			(1,563,115)	(1,104,713)
(Loss) gain related to foreign currency translation			(2,180)	815
Other comprehensive income (loss), net of tax			(2,180)	815
Total comprehensive income			(1,565,295)	(1,103,898)
Comprehensive income attributable to noncontrolling interests			(97,183)	(76,549)
Comprehensive income attributable to the Company			$ (1,662,478)	$ (1,180,447)

Supplemental Condensed Combining Information (Details 1) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011
Operating Activities:
Net Income	$ 306,641	$ 302,864	$ 1,025,639	$ 838,063
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization			446,463	413,695
Change in deferred taxes, net			71,388	29,721
(Gain) loss on sale of fixed assets and investments			(31,822)	(1,269)
Stock Option Compensation Expense			19,685	21,667
Cash outflow from hedging			(13,903)	(58,718)
Investment gain	0		139,600
Dividend income from equity method investees			39,755
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net			(2,890)	(227,190)
Inventories, net			(43,214)	(105,445)
Prepaid expenses, other current and non-current assets			130,052	(65,597)
Accounts receivable from/payable to related parties			(10,024)	(17,978)
Accounts payable, accrued expenses and other current and non-current liabilities			59,020	96,629
Income tax payable			(83,175)	26,122
Net cash provided by (used in) operating activities			1,467,374	949,700
Investing Activities:
Purchases of property, plant and equipment			(449,962)	(396,606)
Proceeds from sale of property, plant and equipment			11,292	16,496
Disbursements of loans to related parties			0	0
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets			(1,788,831)	(1,171,293)
Proceeds from divestitures			231,747
Net cash (used in) provided by investing activities			(1,995,754)	(1,551,403)
Financing Activities:
Short-term borrowings, net			72,325	94,199
Long-term debt and capital lease obligations, net			896,085	1,802,851
Redemption of Trust Preferred Securities				653,760
Increase (decrease) of accounts receivable securitization program			12,500	(510,000)
Proceeds from exercise of stock options			94,539	68,560
Payment of dividends [N]			(271,733)	(280,649)
Capital (decrease) increase			0	0
Distributions to noncontrolling interests			(131,783)	(95,094)
Contributions from noncontrolling interests			15,167	18,193
Net cash (used in) provided by financing activities			687,100	444,300
Effect of exchange rate changes on cash and cash equivalents			3,039	30,478
Cash and Cash Equivalents:
(decrease) in cash and cash equivalents			161,759	(126,925)
Cash and cash equivalents at beginning of period			457,292	522,870
Cash and cash equivalents at end of period	619,051	395,945	619,051	395,945
Issuers [Member]
Changes in assets and liabilities, net of amounts from businesses acquired:
Net cash provided by (used in) operating activities			1,311
Issuers [Member] | Total FMC-AG and Co. KGaA [Member]
Adjustments to reconcile net income to net cash provided by operating activities:
Income Loss From Equity Method Investments Net Of Dividends Or Distributions				(567,257)
Issuers [Member] | FMC US Finance [Member]
Operating Activities:
Net Income			3,248	2,294
Changes in assets and liabilities, net of amounts from businesses acquired:
Accounts receivable from/payable to related parties			5,230	(7,112)
Accounts payable, accrued expenses and other current and non-current liabilities				10,555
Income tax payable			106	1,345
Net cash provided by (used in) operating activities				7,082
Financing Activities:
Long-term debt and capital lease obligations, net			(1,312)	(64,560)
Capital (decrease) increase				57,500
Net cash (used in) provided by financing activities			(1,312)	(7,060)
Cash and Cash Equivalents:
(decrease) in cash and cash equivalents				22
Cash and cash equivalents at beginning of period			1
Cash and cash equivalents at end of period	0	22	0	22
Guarantors [Member] | Total FMC-AG and Co. KGaA [Member]
Operating Activities:
Net Income			929,697	760,717
Adjustments to reconcile net income to net cash provided by operating activities:
Income Loss From Equity Method Investments Net Of Dividends Or Distributions			(751,747)
Depreciation and amortization			356	767
Change in deferred taxes, net			9,518	17,442
(Gain) loss on sale of fixed assets and investments			(39)
Loss (gain) on investments				1,837
Stock Option Compensation Expense			(19,685)	21,667
Cash outflow from hedging			(1,318)
Dividend income from equity method investees			36,339
Changes in assets and liabilities, net of amounts from businesses acquired:
Prepaid expenses, other current and non-current assets			136,300	(89,177)
Accounts receivable from/payable to related parties			(325,366)	(787,966)
Accounts payable, accrued expenses and other current and non-current liabilities			9,271	(32,968)
Income tax payable			(9,813)	27,322
Net cash provided by (used in) operating activities			55,519	(647,616)
Investing Activities:
Purchases of property, plant and equipment			(399)	(135)
Proceeds from sale of property, plant and equipment			39
Disbursements of loans to related parties			(28,315)	924,665
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets			(1,613,292)	(25,187)
Proceeds from divestitures			44
Net cash (used in) provided by investing activities			(1,641,923)	899,343
Financing Activities:
Short-term borrowings, net			26,118	80,567
Long-term debt and capital lease obligations, net			1,751,969	(164,933)
Proceeds from exercise of stock options			76,950	58,995
Payment of dividends [N]			(271,733)	(280,649)
Net cash (used in) provided by financing activities			1,583,304	(306,020)
Effect of exchange rate changes on cash and cash equivalents			5,853	(92,512)
Cash and Cash Equivalents:
(decrease) in cash and cash equivalents			2,753	(146,805)
Cash and cash equivalents at beginning of period			2	147,177
Cash and cash equivalents at end of period	2,755	372	2,755	372
Guarantors [Member] | D GmbH [Member]
Operating Activities:
Net Income			14,123	6,953
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization			34,877	35,261
Change in deferred taxes, net			5,757	1,030
(Gain) loss on sale of fixed assets and investments			(109)	(85)
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net			(22,199)	(23,343)
Inventories, net			(36,526)	(34,469)
Prepaid expenses, other current and non-current assets			(20,822)	(17,825)
Accounts receivable from/payable to related parties			60,662	(67,574)
Accounts payable, accrued expenses and other current and non-current liabilities			45,374	63,173
Net cash provided by (used in) operating activities			81,137	(36,879)
Investing Activities:
Purchases of property, plant and equipment			(58,818)	(36,243)
Proceeds from sale of property, plant and equipment			288	582
Disbursements of loans to related parties			90	151
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets			(1,138)	(3,922)
Net cash (used in) provided by investing activities			(59,578)	(39,432)
Financing Activities:
Short-term borrowings, net			(21,516)	76,274
Net cash (used in) provided by financing activities			(21,516)	76,274
Effect of exchange rate changes on cash and cash equivalents			0	3
Cash and Cash Equivalents:
(decrease) in cash and cash equivalents			43	(34)
Cash and cash equivalents at beginning of period			144	225
Cash and cash equivalents at end of period	187	191	187	191
Guarantors [Member] | FMCH [Member]
Operating Activities:
Net Income			645,824	474,094
Adjustments to reconcile net income to net cash provided by operating activities:
Income Loss From Equity Method Investments Net Of Dividends Or Distributions			(723,885)	(525,845)
Depreciation and amortization				5,769
Changes in assets and liabilities, net of amounts from businesses acquired:
Prepaid expenses, other current and non-current assets			25,710	28,054
Accounts receivable from/payable to related parties			84,245	44,846
Accounts payable, accrued expenses and other current and non-current liabilities			894	(563)
Income tax payable			(50,859)	(33,718)
Net cash provided by (used in) operating activities			(18,071)	(7,363)
Investing Activities:
Disbursements of loans to related parties			960,074	(1,107,710)
Net cash (used in) provided by investing activities			960,074	(1,107,710)
Financing Activities:
Short-term borrowings, net				(299)
Long-term debt and capital lease obligations, net			(942,003)	426,982
Capital (decrease) increase				688,390
Net cash (used in) provided by financing activities			(942,003)	1,115,073
Non Guarantor Subsidiaries [Member]
Operating Activities:
Net Income			995,862	698,718
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization			432,726	381,993
Change in deferred taxes, net			61,782	19,224
(Gain) loss on sale of fixed assets and investments			(31,674)	(1,184)
Loss (gain) on investments			139,600	1
Cash outflow from hedging			15,221	58,718
Dividend income from equity method investees			3,416
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net			19,309	(203,847)
Inventories, net			(19,777)	(99,130)
Prepaid expenses, other current and non-current assets			(11,204)	12,944
Accounts receivable from/payable to related parties			104,633	841,409
Accounts payable, accrued expenses and other current and non-current liabilities			12,220	58,532
Income tax payable			1,257	33,062
Net cash provided by (used in) operating activities			1,413,729	1,683,004
Investing Activities:
Purchases of property, plant and equipment			(420,367)	(375,812)
Proceeds from sale of property, plant and equipment			10,965	15,914
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets			(1,787,208)	(1,916,355)
Proceeds from divestitures			231,747
Net cash (used in) provided by investing activities			(1,964,863)	(2,276,253)
Financing Activities:
Short-term borrowings, net			67,723	(62,343)
Long-term debt and capital lease obligations, net			(844,418)	1,788,256
Redemption of Trust Preferred Securities				653,760
Increase (decrease) of accounts receivable securitization program			12,500	(510,000)
Proceeds from exercise of stock options			17,589	9,565
Payment of dividends [N]				22
Capital (decrease) increase			1,576,424	28,281
Distributions to noncontrolling interests			(131,783)	(95,094)
Contributions from noncontrolling interests			15,167	18,193
Net cash (used in) provided by financing activities			712,962	523,120
Effect of exchange rate changes on cash and cash equivalents			(2,814)	122,965
Cash and Cash Equivalents:
(decrease) in cash and cash equivalents			159,014	52,836
Cash and cash equivalents at beginning of period			457,145	342,524
Cash and cash equivalents at end of period	616,159	395,360	616,159	395,360
Combining Adjustment [Member]
Operating Activities:
Net Income			(1,563,115)	(1,104,713)
Adjustments to reconcile net income to net cash provided by operating activities:
Income Loss From Equity Method Investments Net Of Dividends Or Distributions			1,475,632	1,093,102
Depreciation and amortization			(21,496)	(10,095)
Change in deferred taxes, net			(5,669)	(7,975)
Loss (gain) on investments				(1,838)
Changes in assets and liabilities, net of amounts from businesses acquired:
Inventories, net			13,089	28,154
Prepaid expenses, other current and non-current assets			68	407
Accounts receivable from/payable to related parties			60,572	(41,581)
Accounts payable, accrued expenses and other current and non-current liabilities			(1,466)	(2,100)
Income tax payable			(23,866)	(1,889)
Net cash provided by (used in) operating activities			(66,251)	(48,528)
Investing Activities:
Purchases of property, plant and equipment			29,622	15,584
Disbursements of loans to related parties			(931,849)	182,894
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets			1,612,807	774,171
Proceeds from divestitures			(44)
Net cash (used in) provided by investing activities			710,536	972,649
Financing Activities:
Long-term debt and capital lease obligations, net			931,849	(182,894)
Payment of dividends [N]				(22)
Capital (decrease) increase			(1,576,424)	(774,171)
Net cash (used in) provided by financing activities			(644,335)	(957,087)
Effect of exchange rate changes on cash and cash equivalents				22
Cash and Cash Equivalents:
(decrease) in cash and cash equivalents			(50)	(32,944)
Cash and cash equivalents at beginning of period				32,944
Cash and cash equivalents at end of period	$ (50)		$ (50)